File Nos. 333-00373
                                                                     811-07501
==============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
     Pre-Effective Amendment No.                                           [ ]
  Post-Effective Amendment No. _7_                                         [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
     Amendment No. _8                                                      [X]
                      (Check appropriate box or boxes.)

     Conseco Variable Annuity Account G
     -------------------------------------------------
     (Exact Name of Registrant)

     Conseco Variable Insurance Company
     -----------------------------------------
     (Name of Depositor)

     11815 N. Pennsylvania Street, Carmel, Indiana                  46032-4572
     ----------------------------------------------                 ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code (317) 817-3700

     Name and Address of Agent for Service

          Michael A. Colliflower
          Secretary and General Counsel
          Conseco Variable Insurance Company
          11815 N. Pennsylvania Street
          Carmel, Indiana 46032-4572

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          4401 West Tradewinds Avenue
            Suite 207
            Fort Lauderdale, Florida 33308

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2001 pursuant to paragraph (b) of Rule 485 ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual and Group Variable Annuity Contracts and Certificates


----------------------------------------------------------------------------
                              CROSS REFERENCE SHEET
                             (Required by Rule 495)



Item No.                                                  Location
--------                                                  ----------------------

          PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .    Cover Page

Item 2.   Definitions. . . . . . . . . . . . . . . . .    Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . . . . .    Highlights






Item 4.   Condensed Financial Information. . . . . . .    Appendix-Condensed
                                                          Financial Informa-
                                                          tion

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . .  Conseco Variable;
                                                          The Separate
                                                          Account; Invest-
                                                          ment Options; Appendix B

Item 6.   Deductions and Expenses  . . . . . . . . . . .  Expenses

Item 7.   General Description of Variable Annuity
          Contracts. . . . . . . . . . . . . . . . . . .  The Annuity
                                                          Contract

Item 8.   Annuity Period. . . . . . . . . . . . . . . .   Annuity Payments
                                                          (The Annuity Period)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .  Death Benefit

Item 10.  Purchases and Contract Value.. . . . . . . . .  Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . .  Access to Your
                                                          Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . .  None

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . .   Table of Contents of
                                                          the Statement of
                                                          Additional Information

                        CROSS REFERENCE SHEET (CONT'D)
                            (REQUIRED BY RULE 495)


Item No.                                                  Location
--------                                                  --------------------

          PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . .   Cover Page





Item 16.  Table of Contents. . . . . . . . . . . . . . .  Table of Contents

Item 17.  General Information and History. . . . . . . .  The Company

Item 18.  Services. . . . . . . . . . . . . .. . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . .   Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . .. . . .   Performance
                                                          Information

Item 22.  Annuity Payments. . . . . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . .   Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


============================================================================
                                     PART A

           GROUP AND INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                       CONSECO VARIABLE ANNUITY ACCOUNT G

                                       AND

                       CONSECO VARIABLE INSURANCE COMPANY

   This prospectus describes the Group and Individual Fixed and Variable Annuity Contract (contract) offered by Conseco Variable Insurance Company (Conseco Variable).

     The annuity contract has 61 investment options - the 60 investment portfolios listed below and an interest adjustment account. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account option. The interest adjustment account si referred to as the market value adjustment account in your contract. You can put your money in any of the investment portfolios and/or the interest adjustment account. Currently, you can invest in up to 15 investment options at any one time. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the interest adjustment account earns interest at a rate guaranteed by Conseco Variable.

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
     o  Conseco 20 Focus Portfolio
     o  Equity Portfolio
     o  Balanced Portfolio
     o  High Yield Portfolio
     o  Fixed Income Portfolio
     o  Government Securities Portfolio
     o  Money Market Portfolio

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
     o  Alger American Growth Portfolio
     o  Alger American Leveraged AllCap Portfolio
     o  Alger American MidCap Growth Portfolio
     o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT
MANAGEMENT, INC.
     o  VP Income & Growth Fund
     o  VP International Fund
     o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER LLC
     o  Berger IPT--Growth Fund
     o  Berger IPT--Large Cap Growth Fund (formerly, Berger IPT--
         Growth and Income Fund)
     o  Berger IPT--Small Company Growth Fund
     o  Berger IPT--New Generation Fund

MANAGED BY BBOI WORLDWIDE LLC
     o  Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (Initial Shares)
MANAGED BY THE DREYFUS CORPORATION
SUB-ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.

DREYFUS STOCK INDEX FUND (Initial Shares)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")(Initial Shares)
MANAGED BY THE DREYFUS CORPORATION

     o  Dreyfus VIF--Disciplined Stock Portfolio

     o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   o  Federated High Income Bond Fund II
   o  Federated Utility Fund II

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o  Federated International Equity Fund II
   o  Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
MANAGED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT
   o  First American Large Cap Growth Portfolio
   o  First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
   o INVESCO VIF--High Yield Fund
   o INVESCO VIF--Equity Income Fund
   o INVESCO VIF--Financial Services Fund
   o INVESCO VIF--Health Sciences Fund
   o INVESCO VIF--Real Estate Opportunity Fund
   o INVESCO VIF--Technology Fund
   o INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL CORPORATION
   o  Aggressive Growth Portfolio
   o  Growth Portfolio
   o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
   o  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
MANAGED BY BRINSON ADVISORS, INC. (formerly known as
Mitchell Hutchins Asset Management Inc.)
Sub-advised by Alliance Capital Management L.P.
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)
   o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.
   o  Limited Maturity Bond Portfolio
   o  Partners Portfolio
   o  Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
   o  Pioneer Fund VCT Portfolio
   o  Pioneer Equity-Income VCT Portfolio
   o  Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS
   o  OTC Fund
   o  Nova Fund
   o  U.S. Government Money Market Fund


SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
   o  Seligman Communications and Information Portfolio (Class 2)
   o  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
     o  Worldwide Bond Fund
     o  Worldwide Emerging Markets Fund
     o  Worldwide Hard Assets Fund
     o  Worldwide Real Estate Fund

   Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Monument Series Fixed and Variable Annuity Contract.

     To learn more about the Monument Series Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 824-2726 or write us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

THE CONTRACTS:

   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  May 1, 2001


TABLE OF CONTENTS
                                                                            PAGE
INDEX OF SPECIAL TERMS.....................................................
HIGHLIGHTS.................................................................
FEE TABLE..................................................................
THE MONUMENT SERIES ANNUITY CONTRACT.......................................
ANNUITY PAYMENTS (THE ANNUITY PERIOD)......................................
PURCHASE...................................................................
Purchase Payments..........................................................
Allocation of Purchase Payments............................................
Free Look..................................................................
Accumulation Units.........................................................
INVESTMENT OPTIONS.........................................................
Investment Portfolios......................................................
The Interest Adjustment Account............................................
Voting Rights..............................................................
Substitution...............................................................
Transfers..................................................................
Dollar Cost Averaging Program..............................................
Rebalancing Program........................................................
Asset Allocation Program...................................................
EXPENSES...................................................................
Insurance Charges..........................................................
Contract Maintenance Charge................................................
Transfer Fee...............................................................
Premium Taxes..............................................................
Income Taxes...............................................................
Investment Portfolio Expenses..............................................
TAXES......................................................................
Annuity Contracts in General...............................................
Qualified and Non-Qualified Contracts......................................
Withdrawals--Non-Qualified Contracts.......................................
Withdrawals--Qualified Contracts...........................................
Withdrawals--Tax-Sheltered Annuities.......................................

Taxation of Death Benefits.................................................
Diversification............................................................
Investor Control...........................................................
ACCESS TO YOUR MONEY.......................................................
Systematic Withdrawal Program..............................................
Suspension of Payments or Transfers........................................
PERFORMANCE................................................................
DEATH BENEFIT..............................................................
Upon Your Death............................................................
Death of Annuitant.........................................................
INTERNAL APPEALS PROCEDURES................................................
OTHER INFORMATION..........................................................
Conseco Variable...........................................................
The Separate Account.......................................................
Distributor................................................................
Ownership..................................................................
Beneficiary................................................................
Assignment.................................................................
Financial Statements.......................................................
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............
APPENDIX A--CONDENSED FINANCIAL INFORMATION................................
APPENDIX B--PARTICIPATING INVESTMENT PORTFOLIOS............................

INDEX OF SPECIAL TERMS

     Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                           Page
Accumulation Period.........................................................
Accumulation Unit...........................................................
Annuitant...................................................................
Annuity Date................................................................
Annuity Options.............................................................
Annuity Payments............................................................
Annuity Unit................................................................
Beneficiary.................................................................
Contract....................................................................
Annuity Period..............................................................
Investment Portfolios.......................................................
Joint Owner.................................................................
Non-Qualified...............................................................
Owner.......................................................................
Purchase Payment............................................................
Qualified...................................................................
Tax-Deferral................................................................

HIGHLIGHTS

     The variable annuity contract that we are offering is a contract between you (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the sub-accounts (also referred to as investment portfolios) of Conseco Variable Annuity Account G (Separate Account) and the interest adjustment account. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account. In certain states, the interest adjustment account may not be available. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

     All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The annuity period. occurs when you begin receiving regular annuity payments from your contract.


     You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.


     FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract. You will receive whatever your contract is worth on the day we receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.

     TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the annuity period. are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income.


   INQUIRIES. If you need more information, please contact us at:

   Conseco Variable Insurance Company
   11815 N. Pennsylvania Street
   Carmel, Indiana 46032
   (800) 824-2726

FEE TABLE

   The purpose of the Fee Table is to show you the various contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.



OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE:         None

TRANSFER FEE: (see Note 1 on Page __     No charge for one transfer in each
under "Explanation of Fee Table and      30 day period during the accumulation
Examples")                               period. Thereafter, we may charge a fee
                                         of $25 or 2% of the amount transferred
                                         (whichever is less). We will not
                                         charge for the four transfers allowed
                                         each year during the annuity
                                         period.

CONTRACT MAINTENANCE CHARGE:              $30 per contract per year
(see Note 2 on Page __ under "Explanation of Fee
Table and Examples")

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                           CURRENT CHARGE       MAXIMUM CHARGE
                                          -----------------    ----------------

Mortality and Expense Risk Charge              1.15%                  1.25%
Administrative Charge                           .15%                   .25%
                                              -------                 -------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES         1.30%                  1.50%


ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)
                                                                           TOTAL
                                                                          ANNUAL
                                                          OTHER       PORTFOLIO
                                                        EXPENSES       EXPENSES
                                                          (AFTER        (AFTER
                                                         EXPENSE       EXPENSE
                                                        REIMBURSE-    REIMBURS-
                                                         MENT, IF     EMENT, IF
                                          MANAGE-        ANY, FOR     ANY, FOR
                                           MENT  12b-1   CERTAIN      CERTAIN
                                           FEES   FEES  PORTFOLIOS)  PORTFOLIOS)
--------------------------------------------------------------------------------
CONSECO SERIES TRUST (1) (2) (3)
Conseco 20 Focus Portfolio ..............  0.80%   0.25%   0.10%       1.15%
Equity Portfolio ........................  0.79%   0.25%   0.06%       1.10%
Balanced Portfolio ......................  0.77%   0.25%   0.08%       1.10%

High Yield Portfolio ....................  0.80%   0.25%   0.10%       1.15%
Fixed Income Portfolio ..................  0.63%   0.25%   0.07%       0.95%
Government Securities Portfolio .........  0.64%   0.25%   0.06%       0.95%
Money Market Portfolio ..................  0.39%    --     0.06%       0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .........  0.75%    --     0.04%       0.79%
Alger American Leveraged
  AllCap Portfolio ......................  0.85%    --     0.05%       0.90%
Alger American Mid Cap Growth
  Portfolio .............................  0.80%    --     0.04%       0.84%
Alger American Small Capitalization
  Portfolio .............................  0.85%    --     0.05%       0.90%

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. (4)
VP Income & Growth Fund .................  0.70%    --     0.00%       0.70%
VP International Fund ...................  1.23%    --     0.00%       1.23%
VP Value Fund ...........................  1.00%    --     0.00%       1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST (5)
Berger IPT--Growth Fund .................  0.75%    --     0.25%       1.00%
Berger IPT--Large Cap Growth
  Fund ..................................  0.75%    --     0.15%       0.90%
Berger IPT--Small Company Growth
  Fund ..................................  0.85%    --     0.13%       0.98%
Berger IPT--New Generation Fund .........  0.85%    --     0.30%       1.15%
Berger IPT--International Fund ..........  0.85%    --     0.35%       1.20%

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. (Initial Shares)(6)..  0.75%    --     0.03%       0.78%

DREYFUS STOCK INDEX
FUND (Initial Shares)(6) ................  0.25%    --     0.01%       0.26%

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)(6)
Dreyfus VIF Disciplined
  Stock Portfolio .......................  0.75%    --     0.06%       0.81%
Dreyfus VIF International
  Value Portfolio .......................  1.00%    --     0.39%       1.39%

FEDERATED INSURANCE SERIES (7)
Federated High Income Bond Fund II ......  0.60%    --     0.19%       0.79%
Federated International Equity
  Fund II ...............................  0.54%    --     0.71%       1.25%
Federated Utility Fund II ...............  0.75%    --     0.19%       0.94%
Federated International Small Company
 Fund II.................................  0.15%    --     1.35%       1.50%

FIRST AMERICAN INSURANCE PORTFOLIOS (8)
First American Large Cap Growth
  Portfolio .............................  0.70%   0.25%   0.10%       1.05%
First American Mid Cap Growth
  Portfolio .............................  0.70%   0.25%   0.20%       1.15%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
INVESCO VIF--High Yield Fund ............  0.60%    --     0.47%       1.07%
INVESCO VIF--Equity Income Fund .........  0.75%    --     0.42%       1.17%
INVESCO VIF--Financial Services Fund.....  0.75%    --     0.34%       1.09%
INVESCO VIF--Health Sciences Fund........  0.75%    --     0.32%       1.07%
INVESCO VIF--Real Estate Opportunity
   Fund..................................  0.90%    --     0.83%       1.73%
INVESCO VIF--Technology Fund.............  0.72%    --     0.30%       1.02%
INVESCO VIF--Telecommunications Fund.....  0.75%    --     0.31%       1.06%

JANUS ASPEN SERIES, INSTITUTIONAL SHARES (10)
Aggressive Growth Portfolio .............  0.65%    --     0.01%       0.66%
Growth Portfolio ........................  0.65%    --     0.02%       0.67%
Worldwide Growth Portfolio ..............  0.65%    --     0.04%       0.69%

LAZARD RETIREMENT SERIES, INC. (11)
Lazard Retirement Equity Portfolio ......  0.75%  0.25%    0.25%       1.25%
Lazard Retirement Small Cap
  Portfolio .............................  0.75%  0.25%    0.25%       1.25%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio .............  0.50%    --     0.37%       0.87%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .............  0.70%    --     0.44%       1.14%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .........  0.65%    --     0.11%       0.76%
Partners Portfolio ......................  0.82%    --     0.10%       0.92%
Midcap Growth Portfolio .................  0.84%    --     0.14%       0.98%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio..............   0.65%  0.25%    0.03%       0.93%
Pioneer Equity-Income VCT Portfolio.....   0.65%  0.25%    0.06%       0.96%
Pioneer Europe VCT Portfolio(12)........   0.95%  0.25%    0.50%       1.70%

RYDEX VARIABLE TRUST
OTC Fund ...............................   0.75%    --     0.71%       1.46%
Nova Fund ..............................   0.75%    --     0.67%       1.42%
U.S. Government Money Market Fund.......   0.50%    --     0.64%       1.14%

SELIGMAN PORTFOLIOS, INC. (13)

Seligman Communications and
  Information Portfolio (Class 2) ......   0.75%  0.25%    0.12%       1.12%
Seligman Global Technology
  Portfolio (Class 2) ..................   1.00%  0.15%    0.40%       1.55%

STRONG OPPORTUNITY FUND II, INC. (14)
Opportunity Fund II ....................   1.00%    --     0.11%       1.11%

STRONG VARIABLE INSURANCE FUNDS, INC. (15)
Strong Mid Cap Growth Fund II ..........   1.00%    --     0.15%       1.15%

VAN ECK WORLDWIDE INSURANCE TRUST (16)
Worldwide Bond Fund ....................   1.00%    --     0.15%       1.15%
Worldwide Emerging Markets Fund ........   1.00%    --     0.26%       1.26%
Worldwide Hard Assets Fund .............   1.00%    --     0.14%       1.14%
Worldwide Real Estate Fund .............   1.00%    --     0.45%       1.45%


EXPLANATION OF FEE TABLE

     The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Variable Account as well as the Funds.

     (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolio; and 0.45% for the Money Market Portfolio.

     (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be 0.85% for the Conseco 20 Focus and High Yield Portfolios; 0.80% for the Equity and Balanced Portfolios; and 0.65% for the Fixed Income, Government Securities and Money Market Portfolios.

     (3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

     (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

     (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the

Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund would have been 0.55%, 2.67%, 0.15%, 0.13% and 1.27%, respectively, and their Total Annual Portfolio Expenses would have been 1.30%, 3.52%, 0.90%, 0.98%, and 2.12%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees.

Effective May 12, 2000, the investment advisory fee charged to the Berger IPT--International Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million; and 0.75% of all amounts in excess of $1 billion. The amounts shown reflect the restated advisory fee.

     (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than those indicated in the fee table.

     (7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

     (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed 1.05% and 1.15%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

     (9) The Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.83% and 1.73%, respectively.

     (10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

     (11) Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2000 would have been 5.07% for the Lazard Retirement Equity Portfolio and 2.76% for the Lazard Retirement Small Cap Portfolio.

     (12) Expenses are estimated for the fiscal year ended December 31, 2001, and reflect the expense limitation in effect through December 31, 2001, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to 1.50% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be 1.00% and the estimated total annual operating expenses of the Portfolio's Class II shares would be 1.75%.

     (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2000. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

     (14) Strong Capital Management, Inc., the fund's advisor of the Strong Opportunity Fund II is currently absorbing expenses of 0.07%. Without these absorptions, the expenses would have been 1.18% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (15) Strong Capital Management, Inc., the fund's advisor of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.01%. Without these absorptions, the expenses would have been 1.16% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Advisor agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except Interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.


EXPLANATION OF FEE TABLE AND EXAMPLES

     Note 1. Conseco Variable will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the accumulation period if the transfer is for the Dollar Cost Averaging or Rebalancing Programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

     Note 2. Conseco Variable will not charge the contract maintenance charge if the value of your contract is $25,000 or more.

     Note 3. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     Note 4. The assumed average contract size is $40,000.

     Note 5. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     THERE IS CONDENSED FINANCIAL INFORMATION IN APPENDIX A TO THIS PROSPECTUS.

EXAMPLES:

     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed, regardless of whether you surrender your contract:

   (a) assuming the current charges are assessed;
   (b) assuming the maximum charges are assessed.


                                                                                                    Average Contract Size: $40,000

                                                                                       1 Year    3 Years     5 Years     10 Years
                                                                                       ------    -------     -------     --------
CONSECO SERIES TRUST
 Conseco 20 Focus Portfolio                                                 (a)        $25.25     $77.64     $132.66       $282.56
                                                                            (b)        $27.25     $83.62     $142.59       $302.16

 Equity Portfolio                                                           (a)        $24.75     $76.14     $130.16       $277.60
                                                                            (b)        $26.75     $82.13     $140.12       $297.30

 Balanced Portfolio                                                         (a)        $24.75     $76.14     $130.16       $277.60
                                                                            (b)        $26.75     $82.13     $140.12       $297.30

 High Yield Portfolio                                                       (a)        $25.25     $77.64     $132.66       $282.56
                                                                            (b)        $27.25     $83.62     $142.59       $302.16

 Fixed Income Portfolio                                                     (a)        $23.25     $71.63     $122.64       $262.58
                                                                            (b)        $25.25     $77.64     $132.66       $282.56






 Government Securities Portfolio                                            (a)        $23.25     $71.63     $122.64       $262.58
                                                                            (b)        $25.25     $77.64     $132.66       $282.56

 Money Market Portfolio                                                     (a)        $18.25     $56.51      $97.23       $210.91
                                                                            (b)        $20.25     $62.58     $107.46       $231.88

 ALGER AMERICAN FUND
 Alger American Growth Portfolio                                            (a)        $21.65     $66.81     $114.56       $246.32
                                                                            (b)        $23.65     $72.84     $124.65       $266.61

 Alger American Leveraged Allcap Portfolio                                  (a)        $22.75     $70.13     $120.12       $257.52
                                                                            (b)        $24.75     $76.14     $130.16       $277.60

 Alger American MidCap Growth Portfolio                                     (a)        $22.15     $68.32     $117.09       $251.43
                                                                            (b)        $24.15     $74.34     $127.16       $271.62

 Alger American Small Capitalization Portfolio                              (a)        $22.75     $70.13     $120.12       $257.52
                                                                            (b)        $24.75     $76.14     $130.16       $277.60

 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 VP Income & Growth Fund                                                    (a)        $20.75     $64.09     $110.00       $237.06
                                                                            (b)        $22.75     $70.13     $120.12       $257.52

 VP International Fund                                                      (a)        $26.05     $80.04     $136.64       $290.45
                                                                            (b)        $28.05     $86.01     $146.54       $309.89

 VP Value Fund                                                              (a)        $23.75     $73.14     $125.15       $267.61
                                                                            (b)        $25.75     $79.14     $135.15       $287.50

 BERGER INSTITUTIONAL PRODUCTS TRUST
 Berger IPT - Growth Fund                                                   (a)        $23.75     $73.14     $125.15       $267.61
                                                                            (b)        $25.75     $79.14     $135.15       $287.50

 Berger IPT Large Cap Growth Fund                                           (a)        $22.75     $70.13     $120.12       $257.52
                                                                            (b)        $24.75     $76.14     $130.16       $277.60

 Berger IPT Small Company Growth Fund                                       (a)        $23.55     $72.54     $124.15       $265.60
                                                                            (b)        $25.55     $78.54     $134.15       $285.53

 Berger IPT New Generation Fund                                             (a)        $25.75     $79.14     $135.15       $287.50
                                                                            (b)        $27.75     $85.12     $145.06       $307.00

 Berger IPT International Fund                                              (a)        $25.75     $79.14     $135.15       $287.50
                                                                            (b)        $27.75     $85.12     $145.06       $307.00

 DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)            (a)        $21.55     $66.51     $114.06       $245.29
                                                                            (b)        $23.55     $72.54     $124.15       $265.60

 DREYFUS STOCK INDEX FUND (Initial Shares)                                  (a)        $16.35     $50.72      $87.44       $190.62





                                                                            (b)        $18.35     $56.81      $97.74       $211.97

 DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
 Dreyfus VIF Disciplined Stock Portfolio                                    (a)        $21.85     $67.41     $115.58       $248.36
                                                                            (b)        $23.85     $73.44     $125.65       $268.62

 Dreyfus VIF International Value Portfolio                                  (a)        $27.65     $84.82     $144.57       $306.03
                                                                            (b)        $29.65     $90.77     $154.41       $325.18

 FEDERATED INSURANCE SERIES
 Federated High Income Bond Fund II                                         (a)        $21.65     $66.81     $114.56       $246.32
                                                                            (b)        $23.65     $72.84     $124.65       $266.61

 Federated International Equity Fund II                                     (a)        $26.55     $81.53     $139.12       $295.34
                                                                            (b)        $28.55     $87.50     $149.01       $314.69

 Federated Utility Fund II                                                  (a)        $23.15     $71.33     $122.13       $261.57
                                                                            (b)        $25.15     $77.34     $132.16       $281.57

 Federated International Small Company Fund II                              (a)        $28.75     $88.10     $149.99       $316.61
                                                                            (b)        $30.75     $94.04     $159.78       $335.55

 FIRST AMERICAN INSURANCE PORTFOLIOS
 First American Mid Cap Growth Portfolio                                    (a)        $23.25     $71.63     $122.64       $262.58
                                                                            (b)        $25.25     $77.64     $132.66       $282.56

 First American Large Cap Growth Portfolio                                  (a)        $25.25     $77.64     $132.66       $282.56
                                                                            (b)        $27.25     $83.62     $142.59       $302.16

 INVESCO VARIABLE INVESTMENT FUNDS, INC.
 Invesco VIF High Yield Fund                                                (a)        $24.45     $75.24     $128.66       $274.62
                                                                            (b)        $26.45     $81.23     $138.63       $294.37

 Invesco VIF Equity Income Fund                                             (a)        $25.45     $78.24     $133.65       $284.54
                                                                            (b)        $27.45     $84.22     $143.58       $304.10

 Invesco VIF Financial Services Fund                                        (a)        $24.65     $75.84     $129.66       $276.61
                                                                            (b)        $26.65     $81.83     $139.62       $296.32

 Invesco VIF Health Sciences Fund                                           (a)        $24.45     $75.24     $128.66       $274.62
                                                                            (b)        $26.45     $81.23     $138.63       $294.37

 Invesco VIF Real Estate Opportunity Fund                                   (a)        $31.05     $94.93     $161.25       $338.36
                                                                            (b)        $33.05    $100.84     $170.95       $356.88

 Invesco VIF Technology Fund                                                (a)        $23.95     $73.74     $126.15       $269.62
                                                                            (b)        $25.95     $79.74     $136.14       $289.46

 Invesco VIF Telecommunications Fund                                        (a)        $24.35     $74.94     $128.16       $273.62





                                                                            (b)        $26.35     $80.93     $138.13       $293.39

 JANUS ASPEN SERIES (Institutional Shares)
 Aggressive Growth Portfolio                                                (a)        $20.35     $62.88     $107.97       $232.91
                                                                            (b)        $22.35     $68.92     $118.10       $253.46

 Growth Portfolio                                                           (a)        $20.45     $63.18     $108.47       $233.95
                                                                            (b)        $22.45     $69.22     $118.61       $254.48

 Worldwide Growth Portfolio                                                 (a)        $20.65     $63.79     $109.49       $236.02
                                                                            (b)        $22.65     $69.83     $119.62       $256.51

 LAZARD RETIREMENT SERIES, INC.
 Lazard Retirement Equity Portfolio                                         (a)        $26.25     $80.64     $137.63       $292.41
                                                                            (b)        $28.25     $86.61     $147.53       $311.82

 Lazard Retirement Small Cap Portfolio                                      (a)        $26.25     $80.64     $137.63       $292.41
                                                                            (b)        $28.25     $86.61     $147.53       $311.82

 LORD ABBETT SERIES FUND, INC.
 Growth And Income Portfolio                                                (a)        $22.45     $69.22     $118.61       $254.48
                                                                            (b)        $24.45     $75.24     $128.66       $274.62

 MITCHELL HUTCHINS SERIES TRUST
 Growth And Income Portfolio                                                (a)        $25.15     $77.34     $132.16       $281.57
                                                                            (b)        $27.15     $83.33     $142.10       $301.19

 NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
 Limited Maturity Bond Portfolio                                            (a)        $21.35     $65.90     $113.04       $243.24
                                                                            (b)        $23.35     $71.93     $123.14       $263.59

 Partners Portfolio                                                         (a)        $22.95     $70.73     $121.13       $259.55
                                                                            (b)        $24.95     $76.74     $131.16       $279.59

 Midcap Growth Portfolio                                                    (a)        $23.55     $72.54     $124.15       $265.60
                                                                            (b)        $25.55     $78.54     $134.15       $285.53

 PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
 Pioneer Fund VCT Portfolio                                                 (a)        $23.05     $71.03     $121.63       $260.56
                                                                            (b)        $25.05     $77.04     $131.66       $280.58

 Pioneer Equity - Income VCT Portfolio                                      (a)        $23.35     $71.93     $123.14       $263.59
                                                                            (b)        $25.35     $77.94     $133.15       $283.55

 Pioneer Europe VCT Portfolio                                               (a)        $30.75     $94.04     $159.78       $335.55
                                                                            (b)        $32.75     $99.95     $169.50       $354.13

 RYDEX VARIABLE TRUST
 OTC Fund                                                                   (a)        $28.35     $86.90     $148.02       $312.78





                                                                            (b)        $30.35     $92.85     $157.83       $331.79

 Nova Fund                                                                  (a)        $27.95     $85.71     $146.05       $308.93
                                                                            (b)        $29.95     $91.66     $155.88       $328.02

 U.S. Government Money Market Fund                                          (a)        $25.15     $77.34     $132.16       $281.57
                                                                            (b)        $27.15     $83.33     $142.10       $301.19

 SELIGMAN PORTFOLIOS, INC.
 Seligman Communications And Information Portfolio (Class 2)                (a)        $24.95     $76.74     $131.16       $279.59
                                                                            (b)        $26.95     $82.73     $141.11       $299.24

 Seligman Global Technology Portfolio (Class 2)                             (a)        $29.25     $89.58     $152.45       $321.38
                                                                            (b)        $31.25     $95.52     $162.22       $340.23

 STRONG OPPORTUNITY FUND II, INC.
 Opportunity Fund II                                                        (a)        $24.85     $76.44     $130.66       $278.60
                                                                            (b)        $26.85     $82.43     $140.61       $298.27

 STRONG VARIABLE INSURANCE FUNDS, INC.
 Strong Midcap Growth Fund II                                               (a)        $25.25     $77.64     $132.66       $282.56
                                                                            (b)        $27.25     $83.62     $142.59       $302.16

 VAN ECK WORLDWIDE INSURANCE TRUST
 Worldwide Bond Fund                                                        (a)        $25.95     $79.74     $136.14       $289.46
                                                                            (b)        $27.95     $85.71     $146.05       $308.93

 Worldwide Emerging Markets Fund                                            (a)        $29.15     $89.29     $151.96       $320.43
                                                                            (b)        $31.15     $95.22     $161.73       $339.30

 Worldwide Hard Assets Fund                                                 (a)        $26.35     $80.93     $138.13       $293.39
                                                                            (b)        $28.35     $86.90     $148.02       $312.78

 Worldwide Real Estate Fund                                                 (a)        $46.05    $138.70     $232.08       $468.77
                                                                            (b)        $48.05    $144.43     $241.19       $484.74


THE MONUMENT SERIES ANNUITY CONTRACT

   This prospectus describes the Monument Series Fixed and Variable Annuity Contract offered by Conseco Variable.

     An annuity is a contract between you, the owner, and an insurance company (in this case Conseco Variable), where the insurance company promises to pay you an income, in the form of annuity payments. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PERIOD. Once you begin receiving annuity payments, your contract switches to the ANNUITY PERIOD.

   The contract benefits from tax-deferral. Tax-deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

     The CONTRACT is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the annuity period from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the annuity period . The contract also contains an interest adjustment account.


   As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Conseco Variable in writing. You and another person can be named joint owner. We have described more information on this under "Other Information."

ANNUITY PAYMENTS
(THE ANNUITY PERIOD)


   Under the contract you can receive regular income payments. We call these payments ANNUITY PAYMENTS. You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date can be any date selected by you. Your annuity date cannot be any earlier than 90 days after we issue the contract. Your annuity date must be the first day of a calendar month. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. You can also choose among income plans. We call those ANNUITY OPTIONS.

   We ask you to choose your annuity date when you purchase the contract. With 30 days notice to us, you can change the annuity date or annuity option at any time before the annuity date. The ANNUITANT is the person whose life we look to when we determine annuity payments.

   You can select an annuity option. You can change it at any time 30 days before the annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

   On the annuity date the value of your contract, less any premium tax and less any contract maintenance charge will be applied under the annuity option you selected.

     During the annuity period, you can choose to have fixed annuity payments (these payments will come from Conseco Variable's general account), variable annuity payments (these payments will come from the investment portfolios) or a combination of both. Payments cannot come from the interest adjustment account.

If you do not tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.


   If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

   1) the value of your contract in the investment portfolio(s) on the annuity date;

   2) the 3% or 5% (as you selected) assumed performance used in the annuity table for the contract ; and


   3) the performance of the investment portfolio(s) you selected.

     You can choose either a 5% or a 3% assumed performance. If the actual performance exceeds the 3% or 5% (as you selected) assumed performance, your annuity payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected), your annuity payments will decrease.


     Unless you notify us otherwise, we will pay the annuity payments to you. You can change the payee at any time prior to the annuity date. Income from any distribution will be reported to you for tax purposes.

     You can choose one of the following annuity options or any other annuity option which is acceptable to Conseco Variable. After annuity payments begin, you cannot change the annuity option.

   OPTION 1. LIFETIME ONLY ANNUITY. We will pay monthly annuity payments during the lifetime of the annuitant. We will stop making payments when the annuitant dies.

   OPTION 2. LIFETIME ANNUITY WITH GUARANTEED PAYMENTS. We will make monthly annuity payments so long as the annuitant is alive. However, when the annuitant dies, if we have made annuity payments for less than the selected guaranteed period you selected (5, 10 or 20 years), we will then continue to make annuity payments to the beneficiary for the rest of the guaranteed period. Payments to the beneficiary will be made at least as rapidly as under the method of payment being used at the time of the annuitant's death. However, after the annuitant dies, the beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed performance for a variable annuity payout option.

   OPTION 3. INSTALLMENT REFUND LIFE ANNUITY. We will make monthly annuity payments for the installment refund period (the time required for the sum of the payments to equal the amount applied to the annuity option) and thereafter for the life of the annuitant. When the annuitant dies, any amount remaining will be paid to the beneficiary. Payments to the beneficiary will be made at least as rapidly as under the method of payment being used at the time of the annuitant's death. However, the beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed performance for a variable annuity payout option.


   OPTION 4. PAYMENT FOR A FIXED PERIOD. We will make monthly annuity payments for a fixed period of time (3 to 20 years). However, the beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed performance for a variable annuity payout option.


   OPTION 5. JOINT AND SURVIVOR ANNUITY. We will make monthly annuity payments so long as the annuitant and a joint annuitant are both alive. When either of these people die, the amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

   Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Conseco Variable may make a single lump sum payment to you. Likewise, if your annuity payments would be less than $50 a month, Conseco Variable has the right to change the frequency of payments so that your annuity payments are at least $50.

PURCHASE

PURCHASE PAYMENTS

     A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept is $25,000 when the contract is bought as a non-qualified contract. If you are buying the contract, as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA), the minimum we will accept is $10,000. The maximum we accept is $2,000,000 without our prior approval.

     You can make additional purchase payments of $1,000 or more. However, if you select the automatic premium check option, you can make additional payments of $250 each month.

ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a contract, we will allocate your purchase payment to a guarantee period of the interest adjustment account and/or one or more of the investment portfolios you have selected. Currently, you can allocate money to up to 15 investment options at any one time. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. Currently, the minimum amount which can be allocated to the interest adjustment account is $2,000. We reserve the right to change this amount in the future.

     Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

FREE LOOK

     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). On the day we receive your request we will return the value of your contract. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

ACCUMULATION UNITS

     The value of the variable annuity portion of your contract will increase or decrease depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the annuity period of the contract we call the unit an ANNUITY UNIT.


     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor is determined by:

   1. dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period; and

   2. subtracting the daily amount of the insurance charges.

   The value of an accumulation unit may go up or down from day to day.

     When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

     We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE: On Wednesday we receive an additional purchase payment of $10,000 from you. You have told us you want this to go to the Balanced Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Balanced Portfolio is $12.50. We then divide $10,000 by $12.50 and credit your contract on Wednesday night with 800 accumulation units for the Balanced Portfolio.

INVESTMENT OPTIONS

   The contract offers 59 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

   You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call Conseco Variable at: (800) 342-6307. See
Appendix B which contains a summary of investment objectives and strategies for each portfolio.


     The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.

     A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

CONSECO SERIES TRUST

     Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate of Conseco Variable. The following portfolios are available under the Contract:

     Conseco 20 Focus Portfolio
     Equity Portfolio
     Balanced Portfolio
     High Yield Portfolio
     Fixed Income Portfolio
     Government Securities Portfolio
     Money Market Portfolio

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:

     Alger American Growth Portfolio
     Alger American Leveraged AllCap Portfolio
     Alger American MidCap Growth Portfolio
     Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:

     VP Income & Growth Fund
     VP International Fund
     VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment adviser to all of the portfolios. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds.
Bank of Ireland Asset Management (U.S.) Limited (BIAM) serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub- advisor, BIAM provides day-to-day management of the investment operations of the Berger IPT--International Fund. The following portfolios are available under the contract:

     Berger IPT--Growth Fund
      (formerly, Berger IPT--100 Fund)
     Berger IPT--Large Cap Growth Fund
      (formerly, Berger IPT--Growth and Income Fund)
     Berger IPT--Small Company Growth Fund
     Berger IPT--New Generation Fund
     Berger IPT--International Fund


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

     The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND (Initial Shares)


     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)


     The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:

     Dreyfus VIF--Disciplined Stock Portfolio
     Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser of the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser of the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

     Federated High Income Bond Fund II
     Federated International Equity Fund II
     Federated Utility Fund II
     Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

     First American Large Cap Growth Portfolio
     First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

     INVESCO VIF--High Yield Fund
     INVESCO VIF--Equity Income Fund INVESCO VIF--Financial Services Fund INVESCO VIF--Health Sciences Fund INVESCO VIF--Real Estate Opportunity Fund INVESCO VIF--Technology Fund INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES

     The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the contract:

     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following portfolios are available under the contract:

     Lazard Retirement Equity Portfolio
     Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios managed by Lord, Abbett & Co. The following portfolio is available under the contract:

     Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," fomerly known as Mitchell Hutchins Asset Management Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:

     Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. serves as investment adviser. The following portfolios are available under the contract:

     Limited Maturity Bond Portfolio
     Partners Portfolio
     Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES

     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

     Pioneer Fund VCT Portfolio
     Pioneer Equity-Income VCT Portfolio
     Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

     OTC Fund
     Nova Fund
     U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

     Seligman Communications and Information Portfolio (Class 2)
     Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II is a mutual fund and Strong Capital Management, Inc. serves as the investment advisor. The following portfolio is available under the contract:

     Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment advisor. The following series is available under the contract:

     Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:

     Worldwide Bond Fund
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund
     Worldwide Real Estate Fund

     Shares of the funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain investment portfolios are also sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     Conseco  Variable  may enter into  certain  arrangements  under which it is
reimbursed  by  the  investment   portfolios'   advisers,   distributors  and/or
affiliates for the administrative services which it provides to the portfolios.

THE INTEREST ADJUSTMENT ACCOUNT

     You can also invest in one of the guarantee periods of the interest adjustment account of Conseco Variable. The interest adjustment account is referred to as the MVA Account in the contract. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your purchase payment accumulated at 3%. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account. The interest adjustment account may not be available in your state.

 VOTING RIGHTS

     Conseco Variable is the legal owner of the investment portfolio shares. However, Conseco Variable believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. Should Conseco Variable determine that it is no longer required to comply with the above, it will vote the shares in its own right.

SUBSTITUTION


     Conseco Variable may, in the interest of shareholders, deem it necessary to discontinue one or more of the investment portfolios or substitute a new portfolio for an existing portfolio. In the event that such a situation might occur, we will notify you in advance. We will obtain prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

     You can transfer money among the interest adjustment account and the investment portfolios. Currently, you can allocate money to up to 15 investment options at any one time.

     TRANSFERS DURING THE ACCUMULATION PERIOD. You can make one transfer in a 30-day period during the accumulation period without charge. You can make a transfer to or from the interest adjustment account and to or from any investment portfolio. If you make more than one transfer in a 30-day period, a transfer fee of $25 or 2% of the amount transferred (whichever is less) may be deducted. The following apply to any transfer during the accumulation period:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs.

2. You must leave at least $500 in each investment portfolio or each guarantee period of the interest adjustment account after you make a transfer unless the entire amount is being transferred.

3.   Your  request  for  a  transfer   must  clearly   state  which   investment
     portfolio(s) or guarantee period of the interest adjustment account are involved in the transfer.

4.   Your request for transfer must clearly state how much the transfer is for.

     TRANSFERS DURING THE ANNUITY PERIOD. You can only make four transfers every year during the annuity period. The four transfers are free. We measure a year from the anniversary of the day we issued your contract. The following apply to any transfer during the annuity period:

1. You can make transfers at least 30 days before the due date of the first annuity payment for which the transfer will apply.

2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio.

3. You must leave at least $500 in each investment portfolio (or $0 if you are transferring the entire amount) after a transfer.

4. No transfers can be made between the general account and the investment portfolios. You may only make transfers between the investment portfolios.

     This product is not designed for professional market timing organizations. Conseco Variable reserves the right to modify (including terminating) the transfer privileges described above.


     TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless Conseco Variable is instructed otherwise, Conseco Variable will accept instructions from either you or the other owner. Conseco Variable will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. Personalized data will also be required for internet transfers. We will send you a written confirmation of the transfer. If Conseco Variable fails to use such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

DOLLAR COST AVERAGING PROGRAM

     The Dollar Cost Averaging Program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio to any of the other investment portfolio(s). Currently, you can select up to 15 investment portfolios for dollar cost averaging. You cannot transfer to the interest adjustment account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

     You must have at least $2,000 in the Money Market Portfolio in order to participate in the Dollar Cost Averaging Program.

     All dollar cost averaging transfers will be made on the first business day of the month. You can sign up for dollar cost averaging for a specified time period. Dollar cost averaging will end when the value in the Money Market Portfolio is zero. We will notify you when that happens. You cannot cancel the dollar cost averaging program once it starts. A transfer request will not automatically terminate the program.

     If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. If you are participating in the Dollar Cost Averaging Program, you can participate in the systematic withdrawal program. Conseco Variable reserves the right, at any time and without prior notice, to terminate, suspend or modify its Dollar Cost Averaging Program. Currently, there is no charge for participating in the Dollar Cost Averaging Program. However, Conseco Variable reserves the right to charge for this program in the future.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the invest ment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

     Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Rebalancing Program. The Rebalancing Program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. Currently, you can select up to 15 investment portfolios for rebalancing. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the interest adjustment account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. Conseco Variable reserves the right, at any time and without prior notice, to terminate, suspend or modify its Rebalancing Program.

EXAMPLE:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Conseco Variable would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

     We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation period.

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 591/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

EXPENSES

     There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

     Each day, Conseco Variable makes a deduction for its insurance charges. Conseco Variable does this as part of its calculation of the value of the accumulation units and the annuity units. Insurance charges do not apply to amounts allocated to the interest adjustment account.

   The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative charge.

   o MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.15% of the average daily value of the contract invested in an investment portfolio. This charge may be increased but it will not exceed 1.25% of the average daily value of the contract invested in an investment portfolio. We will give you 90 days' notice if this charge is increased. This charge is for the insurance benefits provided under the contract and certain administrative and distribution expenses associated with the contract.

   o ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the contract invested in an investment portfolio. This charge may be increased but it will not exceed .25% of the average daily value of the contract invested in an investment portfolio. We will give you 90 days' notice if this charge is increased. This charge is for certain administrative expenses.

CONTRACT MAINTENANCE CHARGE

   During the accumulation period, every year on the anniversary of the date when your contract was issued, Conseco Variable deducts $30 from your contract as a contract maintenance charge. The charge is deducted from the investment portfolio or the guarantee period of the interest adjustment account with the largest balance. Conseco Variable does not deduct a contract maintenance charge during the annuity period. This charge is for certain administrative expenses associated with the contract.

   If you make a complete withdrawal from your contract, Conseco Variable will deduct the contract maintenance charge. The charge will also be deducted if the annuity date is other than an anniversary.

   Conseco Variable does not deduct this charge if the value of your contract is $25,000 or more.

TRANSFER FEE

     You can make one free transfer every 30 days during the accumulation period. If you make more than one transfer in a 30-day period, you could be charged a transfer fee of $25 or 2% of the amount transferred, whichever is less. The transfer fee is deducted from the account from which the transfer was made. If the entire amount in the account is transferred, the fee will be deducted from the amount transferred. If you transfer money from more than one account, the charge is deducted from the account with the largest balance. The four transfers permitted each year during the annuity period are free.

     All reallocations made in the same day count as one transfer. Transfers made at the end of the free look period are not counted in determining the transfer fee. If the transfer is part of the Dollar Cost Averaging Program or the Rebalancing Program it will not count in determining the transfer fee.

PREMIUM TAXES

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Conseco Variable is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is Conseco Variable's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the contract. Conseco Variable may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the state.

INCOME TAXES

     Conseco Variable will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

TAXES

     NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as TAX-DEFERRAL. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract--qualified or non-qualified (see following sections).

     You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs--either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

     When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA) or a Tax-Sheltered Annuity (TSA or 403(b) annuity), your contract is referred to as a NON-QUALIFIED contract.

     If you purchase the Contract under an IRA or TSA, your Contract is referred to as a QUALIFIED contract. A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your non-qualified contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1)  paid on or after you reach age 59-1/2;
   (2)  paid after you die;
   (3) paid if you become totally disabled (as that term is defined in the Code);
   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;
   (5)  paid under an immediate annuity; or
   (6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

    (1) paid on or after you reach age 59-1/2;
    (2) paid after you die;
    (3) paid if you become totally disabled (as that term is defined in the Code);
    (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) for the life or life expectancy of the employee or joint lives or life expectancies of the employees and his or her beneficiary;
    (5) paid to you after you have attained age 55 and you have left your employment;
    (6) paid for certain allowable medical expenses (as defined in the Code);
    (7) paid pursuant to a qualified domestic relations order; (8) paid on account of an IRS levy upon the qualified contract; (9) paid from an IRA for medical insurance (as defined in the Code);
   (10) paid from an IRA for qualified higher education expenses; or

   (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).


     The exceptions in (5) and (7) above do not apply to IRAs. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

   We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

   The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made under the following circumstances:

   (1) when you reach age 59-1/2; (2) when you leave your job; (3) when you die;
   (4) if you become disabled (as that term is defined in the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings. You should consult your own tax adviser about your own circumstances.


TAXATION OF DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.


     The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation period for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the investment portfolios are being managed so as to comply with the requirements.

INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

     Due to the uncertainty in this area, Conseco Variable reserves the right to modify the contract as reasonably deemed necessary to maintain favorable tax treatment.

ACCESS TO YOUR MONEY

   You can have access to the money in your contract :

   (1) by making a withdrawal (either a partial or a complete withdrawal); (2) by electing to receive annuity payments; or (3) when a death benefit is paid to your beneficiary.

   In general, withdrawals can only be made during the accumulation period.

   When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, less any premium tax and less any contract maintenance charge.

     You must tell us which account (investment portfolio(s) and/or guarantee period of the interest adjustment account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio or the interest adjustment account must be for at least $500. Conseco Variable requires that after a partial withdrawal is made there must be at least $500 left in your contract and in any investment portfolio, unless the entire balance is transferred.

   Conseco Variable will pay the amount of any withdrawal from the investment portfolios within 7 days of your request in good order unless the suspension of payments or transfers provision (see below) is in effect.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

   There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan (tax-sheltered annuity). For a more complete explanation, see "Taxes" and the discussion in the Statement of Additional Information.

SYSTEMATIC WITHDRAWAL PROGRAM

     The Systematic Withdrawal Program allows you to choose to receive your automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. Conseco Variable reserves the right to change this amount. You cannot take systematic withdrawals from the interest adjustment account. You can instruct Conseco Variable to withdraw a level dollar amount or percentage from specified investment options, largest account balance or on a pro-rata basis. If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis. Each withdrawal under the program must be for at least $100. The systematic withdrawal program will end any time you designate. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. Conseco Variable does not have any charge for this program.

     All systematic withdrawals will be paid on the last business day of the month (beginning with the first full month after you bought your contract).

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

   Conseco Variable may be required to suspend or postpone payments for withdrawal or transfers from the investment portfolios for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings); 2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or Conseco Variable cannot reasonably value the shares of the investment portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   Conseco Variable has reserved the right to defer payment for a withdrawal or transfer from the interest adjustment account for the period permitted by law but not for more than six months.

PERFORMANCE

     Conseco Variable may periodically advertise performance of the annuity investment in the various investment portfolios. Conseco Variable will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge. The deduction of any applicable contract maintenance charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge and the fees and expenses of the investment portfolio.

     For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

     Conseco Variable may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

DEATH BENEFIT

UPON YOUR DEATH

     If you die before annuity payments begin, Conseco Variable will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first Owner dies. The surviving joint owner will be treated as the beneficiary.

   If death occurs prior to age 80, the amount of the death benefit will be the greater of:

   (1) the value of your contract at the time Conseco Variable receives proof of death and a payment election; or

   (2) the total purchase payments you have made, less any withdrawals.

     If death occurs at age 80 or later, the death benefit will be the contract value at the time Conseco Variable receives proof of death and a payment election.

     The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Different rules may apply in the case of an Individual Retirement Annuity.

     If you or any joint owner (who is not the annuitant) dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution prior to the death of the owner or joint owner. If you die during the annuity period, the beneficiary becomes the owner. If any joint owner dies during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary on record at the time of death will be treated as a contingent beneficiary. Different rules may apply in the case of an Individual Retirement Annuity.

DEATH OF ANNUITANT

     If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you can name a new annuitant. A change of annuitant by the owner may result in a taxable event. Unless another annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.


     Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

INTERNAL APPEALS PROCEDURES

         The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, beneficiary or assignee of the contract.

APPEALS OF FINAL DECISION

o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

o Your request should contain the reason for the appeal and any supporting evidence or documentation;

o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information.

o If requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES

o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

         These procedures may not be available in your state.

OTHER INFORMATION

CONSECO VARIABLE

     Conseco Variable Insurance Company was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company. In certain states, we may still use the name Great American Reserve Insurance Company until our name change is approved in the state. It is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for investment, insurance and lending products. Through its subsidiaries Conseco, Inc. is one of the nations' leading providers of supplemental health insurance, retirement annuities and universal life insurance.

THE SEPARATE ACCOUNT

     Conseco Variable has established a separate account to hold the assets that underlie the contracts. Conseco Variable Annuity Account G serves the variable annuity portion of the contract. Prior to May 1, 1999, Conseco Variable Annuity Account G was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Conseco Variable adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Conseco Variable Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Conseco Variable Annuity Account G is divided into sub-accounts.

     The assets of the Separate Account are held in Conseco Variable's name on behalf of the Separate Account and legally belong to Conseco Variable. However, those assets that underlie the contract are not chargeable with liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Conseco Variable may issue.

   The obligations under the contracts are obligations of Conseco Variable Insurance Company.

DISTRIBUTOR

     Conseco Equity Sales, Inc. (CES), 11815 N. Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the Contracts. CES, an affiliate of Conseco Variable, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc.

     Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers commissions may cost up to 2% of purchase payments plus an annual trail commission in the amount of up to 2% of the value of the contract for promotional or distribution expenses associated with the marketing of the contracts. In addition, under certain circumstances, payments may be made to certain sellers for other services not directly related to the sale of the contracts.

OWNERSHIP

     The contract is an allocated fixed and variable deferred annuity contract. This group contract is issued to a contract holder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the OWNER of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract refers to your certificate. In some states, an individual fixed and variable deferred annuity contract may be available instead, which is identical to the group contract described in this prospectus except that it is issued directly to the owner.

     Spousal JOINT OWNER are allowed with this contract (except if it is issued pursuant to a qualified plan). Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

     You can assign the  contract  at any time  during  your  lifetime.  Conseco
Variable will not be bound by the assignment until it receives the written notice of the assignment. Conseco Variable will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the contract is issued pursuant to a qualified plan, there are limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

     The financial statements of Conseco Variable are included in the Statement of Additional Information. They should be considered only as bearing on the ability of Conseco Variable to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the investment portfolios. The value of the investment portfolios is affected primarily by the performance of the underlying investments.

   The financial statements of Conseco Variable Annuity Account G are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION
   Company
   Independent Accountants
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Federal Tax Status
   Annuity Provisions
   Financial Statements

APPENDIX A--CONDENSED FINANCIAL INFORMATION

                       CONSECO VARIABLE INSURANCE COMPANY
                           VARIABLE ANNUITY ACCOUNT G
                         CONDENSED FINANCIAL INFORMATION

         The tables below provide per unit information about the financial history of each Sub-account.

                                                                          2000          1999          1998         1997
------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUNDS:

Growth Portfolio (a)
--------------------
Accumulation unit value at beginning of period                           $23.190      $17.566       $12.018       $10.000

Accumulation unit value at end of period                                 $19.509      $23.190       $17.566       $12.018

Number of accumulation units outstanding at end of period                 24,110       16,372         5,855             0

Leveraged AllCap Portfolio (a)
------------------------------
Accumulation unit value at beginning of period                           $32.658      $18.580       $11.926       $10.000

Accumulation unit value at end of period                                 $24.232      $32.658       $18.580       $11.926

Number of accumulation units outstanding at end of period                 24,609       17,588         2,615             0

Midcap Growth Portfolio (a)
---------------------------
Accumulation unit value at beginning of period                           $20.032      $15.392       $11.967       $10.000

Accumulation unit value at end of period                                 $21.590      $20.032       $15.392       $11.967

Number of accumulation units outstanding at end of period                 21,998        9,298         1,813             0

Small Capitalization Portfolio (a)
----------------------------------
Accumulation unit value at beginning of period                           $20.367      $14.387       $12.616       $10.000

Accumulation unit value at end of period                                 $14.636      $20.367       $14.387       $12.616






Number of accumulation units outstanding at end of period                  8,576        2,424           643             0

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:

VP Income and Growth Fund (b)
-----------------------------
Accumulation unit value at beginning of period                           $12.612      $10.826       $10.000           N/A

Accumulation unit value at end of period                                 $11.128      $12.612       $10.826           N/A

Number of accumulation units outstanding at end of period                 11,961       42,620         6,940           N/A

VP International Fund (b)
-------------------------
Accumulation unit value at beginning of period                           $15.723       $9.710       $10.000           N/A

Accumulation unit value at end of period                                 $12.909      $15.723        $9.710           N/A

Number of accumulation units outstanding at end of period                  6,455       35,028           767           N/A

VP Value Fund (b)
-----------------
Accumulation unit value at beginning of period                            $9.120       $9.318       $10.000           N/A

Accumulation unit value at end of period                                 $10.635       $9.120        $9.318           N/A

Number of accumulation units outstanding at end of period                  8,126        9,758         4,663           N/A

--------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL  PRODUCTS TRUST:

Growth Fund (b)
---------------
Accumulation unit value at beginning of period                           $14.295       $9.711       $10.000           N/A

Accumulation unit value at end of period                                 $11.639      $14.295        $9.711           N/A

Number of accumulation units outstanding at end of period                  9,413        3,035             0           N/A

Large Cap Growth (b)
------------------------
Accumulation unit value at beginning of period                           $17.558      $11.184       $10.000           N/A

Accumulation unit value at end of period                                 $15.469      $17.558       $11.184           N/A

Number of accumulation units outstanding at end of period                 33,232       44,589         4,269           N/A






International Fund (b)
----------------------
Accumulation unit value at beginning of period                           $12.961       $9.992       $10.000           N/A

Accumulation unit value at end of period                                 $11.492      $12.961        $9.992           N/A

Number of accumulation units outstanding at end of period                      0          214             0           N/A

New Generation Fund (c)
-----------------------
Accumulation unit value at beginning of period                           $10.000          N/A           N/A           N/A

Accumulation unit value at end of period                                  $5.869          N/A           N/A           N/A

Number of accumulation units outstanding at end of period                  1,513          N/A           N/A           N/A

Small Company Growth Fund (b)
-----------------------------
Accumulation unit value at beginning of period                           $16.690       $8.832       $10.000           N/A

Accumulation unit value at end of period                                 $15.396      $16.690        $8.832           N/A

Number of accumulation units outstanding at end of period                 25,050        2,342             0           N/A

--------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:

Balanced Portfolio (a)
----------------------
Accumulation unit value at beginning of period                           $17.061      $13.209       $12.124       $10.000

Accumulation unit value at end of period                                 $18.068      $17.061       $13.209       $12.124

Number of accumulation units outstanding at end of period                 32,256       18,122        13,461             0

Conseco 20 Focus Portfolio (c)
------------------------------
Accumulation unit value at beginning of period                           $10.000          N/A           N/A           N/A

Accumulation unit value at end of period                                  $8.422          N/A           N/A           N/A

Number of accumulation units outstanding at end of period                  3,023          N/A           N/A           N/A

Equity Portfolio (a)
--------------------
Accumulation unit value  at beginning of period                          $21.755      $14.764       $12.937       $10.000







Accumulation unit value at end of period                                 $22.057      $21.755       $14.764       $12.937

Number of accumulation units outstanding at end of period                 23,886        4,335         2,408             0

Fixed Income Portfolio (a)
--------------------------
Accumulation unit value at beginning of period                           $11.034      $11.222       $10.708       $10.000

Accumulation unit value  at end of period                                $11.967      $11.034       $11.222       $10.708

Number of accumulation units outstanding at end of period                 15,480        8,054         7,921             0

Government Securities Portfolio (a)
-----------------------------------
Accumulation unit value at beginning of period                           $10.812      $11.230       $10.626       $10.000

Accumulation unit value at end of period                                 $11.923      $10.812       $11.230       $10.626

Number of accumulation units outstanding at end of period                 15,136       10,693         2,362             0

High Yield Portfolio (c)
------------------------
Accumulation unit value at beginning of period                           $10.000          N/A           N/A           N/A

Accumulation unit value at end of period                                 $10.230          N/A           N/A           N/A

Number of accumulation units outstanding at end of period                  3,125          N/A           N/A           N/A

Money Market Portfolio (a)
--------------------------
Accumulation unit value at beginning of period                           $11.036      $10.659       $10.263       $10.000

Accumulation unit value at end of period                                 $11.563      $11.036       $10.659       $10.263

Number of accumulation units outstanding at end of period              1,394,891      724,556         1,583             0

--------------------------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares): (b)
------------------------------------------------------
Accumulation unit value at beginning of period                           $14.225      $11.078       $10.000           N/A

Accumulation unit value at end of period                                 $12.492      $14.225       $11.078           N/A

Number of accumulation units outstanding at end of period                 17,869        8,135           340           N/A

DREYFUS STOCK INDEX FUND (Initial Shares): (b)






-----------------------------
Accumulation unit value at beginning of period                           $13.052      $10.964       $10.000           N/A

Accumulation unit value at end of period                                 $11.688      $13.052       $10.964           N/A

Number of accumulation units outstanding at end of period                 61,211       38,679         4,735           N/A

--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares):

Disciplined Stock Portfolio (b)
-------------------------------
Accumulation unit value at beginning of period                           $12.541      $10.726       $10.000           N/A

Accumulation unit value at end of period                                 $11.248      $12.541       $10.726           N/A

Number of accumulation units outstanding at end of period                 18,142        4,703         2,317           N/A

International Value Portfolio (b)
---------------------------------
Accumulation unit value at beginning of period                           $11.889       $9.423       $10.000           N/A

Accumulation unit value at end of period                                 $11.303      $11.889        $9.423           N/A

Number of accumulation units outstanding at end of period                    596        2,227           816           N/A

--------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:

High Income Bond Fund II (b)
----------------------------
Accumulation unit value at beginning of period                            $9.902       $9.806       $10.000           N/A

Accumulation unit value at end of period                                  $8.893       $9.902        $9.806           N/A

Number of accumulation units outstanding at end of period                  7,554       16,320         3,262           N/A

International Equity Fund II  (a)
---------------------------------
Accumulation unit value at beginning of period                           $24.656      $13.510       $10.900       $10.000

Accumulation unit value at end of period                                 $18.835      $24.656       $13.510       $10.900

Number of accumulation units outstanding at end of period                  2,595          390             0             0

Utility Fund II (b)
-------------------






Accumulation unit value at beginning of period                           $10.948      $10.906       $10.000           N/A

Accumulation unit value at end of period                                  $9.840      $10.948       $10.906           N/A

Number of accumulation units outstanding at end of period                  5,617        2,627         2,530           N/A

--------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUND:

Equity Income Portfolio  (a)
----------------------------
Accumulation unit value at beginning of period                           $15.577      $13.741       $12.074       $10.000

Accumulation unit value at end of period                                 $16.125      $15.577       $13.741       $12.074

Number of accumulation units outstanding at end of period                  1,008          866             0             0

High Yield Portfolio (a)
------------------------
Accumulation unit value at beginning of period                           $12.260      $11.374       $11.362       $10.000

Accumulation unit value at end of period                                 $10.688      $12.260       $11.374       $11.362

Number of accumulation units outstanding at end of period                  2,329       16,490           653             0

--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES:

Aggressive Growth Portfolio (b)
-------------------------------
Accumulation unit value at beginning of period                           $26.019      $11.694       $10.000           N/A

Accumulation unit value at end of period                                 $17.510      $26.019       $11.694           N/A

Number of accumulation units outstanding at end of period                 61,160       21,535           277           N/A

Growth Portfolio (b)
--------------------
Accumulation unit value at beginning of period                           $16.437      $11.565       $10.000           N/A

Accumulation unit value at end of period                                 $13.864      $16.437       $11.565           N/A

Number of accumulation units outstanding at end of period                 58,882       43,956         7,982           N/A

Worldwide Growth Portfolio (b)






------------------------------
Accumulation unit value at beginning of period                           $17.063      $10.511       $10.000           N/A

Accumulation unit value at end of period                                 $14.204      $17.063       $10.511           N/A

Number of accumulation units outstanding at end of period                 51,935       47,139         7,444           N/A

--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:

Equity Portfolio (b)
--------------------
Accumulation unit value at beginning of period                           $11.274      $10.560       $10.000           N/A

Accumulation unit value at end of period                                 $11.119      $11.274       $10.560           N/A

Number of accumulation units outstanding at end of period                    915          905         6,642           N/A

Small Cap Portfolio (b)
-----------------------
Accumulation unit value at beginning of period                            $8.882       $8.559       $10.000           N/A

Accumulation unit value at end of period                                 $10.613       $8.882        $8.559           N/A

Number of accumulation units outstanding at end of period                  6,002          416           873           N/A

--------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
Growth and Income Portfolio (a)
-------------------------------
Accumulation unit value at beginning of period                           $14.952      $12.975       $11.645       $10.000

Accumulation unit value at end of period                                 $17.088      $14.952       $12.975       $11.645

Number of accumulation units outstanding at end of period                  6,917        4,643         3,668             0

--------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
Growth and Income Portfolio (b)
-------------------------------
Accumulation unit value at beginning of period                           $10.787       $9.905       $10.000           N/A

Accumulation unit value at end of period                                 $10.160      $10.787        $9.905           N/A

Number of accumulation units outstanding at end of period                    119          119             0           N/A

--------------------------------------------------------------------------------------------------------------------------






NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Limited Maturity Bond Portfolio (b)
-----------------------------------
Accumulation unit value at beginning of period                           $10.181      $10.164       $10.000           N/A

Accumulation unit value at end of period                                 $10.731      $10.181       $10.164           N/A

Number of accumulation units outstanding at end of period                  7,308        4,967         2,323           N/A

Partners Portfolio (b)
----------------------
Accumulation unit value at beginning of period                            $9.836       $9.281       $10.000           N/A

Accumulation unit value at end of period                                  $9.778       $9.836        $9.281           N/A

Number of accumulation units outstanding at end of period                  1,929        1,860         2,063           N/A

--------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST

Nova Portfolio (d)
------------------
Accumulation unit value at beginning of period                           $18.407          N/A           N/A           N/A

Accumulation unit value at end of period                                 $15.146          N/A           N/A           N/A

Number of accumulation units outstanding at end of period                  3,426          N/A           N/A           N/A

OTC Portfolio (d)
-----------------
Accumulation unit value at beginning of period                           $39.086          N/A           N/A           N/A

Accumulation unit value at end of period                                 $23.643          N/A           N/A           N/A

Number of accumulation units outstanding at end of period                  6,313          N/A           N/A           N/A

--------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS

Communications and Information Portfolio (Class 2)(c)
--------------------------------------------
Accumulation unit value at beginning of period                           $10.000          N/A           N/A           N/A

Accumulation unit value at end of period                                  $5.546          N/A           N/A           N/A

Number of accumulation units outstanding at end of period                  4,021          N/A           N/A           N/A






Global Technology Portfolio (Class 2)(c)
-------------------------------
Accumulation unit value at beginning of period                           $10.000          N/A           N/A           N/A

Accumulation unit value at end of period                                  $6.734          N/A           N/A           N/A

Number of accumulation units outstanding at end of period                  1,816          N/A           N/A           N/A

-------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
Mid Cap Growth Fund II (d)
--------------------------
Accumulation unit value at beginning of period                           $21.617      $11.533       $10.000           N/A

Accumulation unit value at end of period                                 $18.172      $21.617       $11.533           N/A

Number of accumulation units outstanding at end of period                 43,271       10,944           773           N/A

-------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II (b):
-------------------------------
Accumulation unit value at beginning of period                           $12.713       $9.547       $10.000           N/A

Accumulation unit value at end of period                                 $13.377      $12.713        $9.547           N/A

Number of accumulation units outstanding at end of period                 10,839       10,751         2,083           N/A

-------------------------------------------------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:

Worldwide Bond Fund (a)
-----------------------
Accumulation unit value at beginning of period                            $9.872      $10.850        $8.060       $10.000

Accumulation unit value at end of period                                  $9.927       $9.872       $10.850        $8.060

Number of accumulation units outstanding at end of period                  1,793        2,314         1,319             0

Worldwide Emerging Markets Fund (b)
-----------------------------------
Accumulation unit value at beginning of period                           $10.357       $5.239       $10.000           N/A

Accumulation unit value at end of period                                  $5.943      $10.357        $5.239           N/A

Number of accumulation units outstanding at end of period                  6,428        6,406           245           N/A

Worldwide Hard Assets Fund (a)






------------------------------
Accumulation unit value at beginning of period                            $8.523       $7.136       $10.466       $10.000

Accumulation unit value at end of period                                  $9.372       $8.523        $7.136       $10.466

Number of accumulation units outstanding at end of period                      0        2,649             0             0

Worldwide Real Estate Fund (b)
------------------------------
Accumulation unit value at beginning of period                            $8.240       $8.520       $10.000           N/A

Accumulation unit value at end of period                                  $9.653       $8.240        $8.520           N/A

Number of accumulation units outstanding at end of period                    129          560             0           N/A

------------------------------------------------------------------------------------------------------------------------------------
(a) This unit value was $10.000 on the inception date of May 1, 1997. (b) This unit value was $10.000 on the inception date of May 1, 1998. (c) This unit value was $10.000 on the inception date of May 1, 2000. (d) These unit values were
$18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1,
2000.

     Thereare no accumulation unit values shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001: Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, INVESCO
     VIF--Real Estate  Opportunity Fund, INVESCO  VIF--Technology  Fund, INVESCO
     VIF--Telecommunications Fund, Neuberger Berman--Midcap Growth Portfolio, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.


APPENDIX B--PARTICIPATING INVESTMENT PORTFOLIOS

     Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

     The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

     Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

CONSECO 20 FOCUS PORTFOLIO

     The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

   The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

BALANCED PORTFOLIO

     The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

HIGH YIELD PORTFOLIO

     The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

FIXED INCOME PORTFOLIO

     The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO

     The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO

     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the Contract:

VP INCOME & GROWTH FUND

     The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

     The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment advisor for the Berger IPT--Growth Fund, Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund, the Berger IPT--New Generation Fund, and the Berger IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and the Bank of Ireland Asset Management (U.S.) Limited (BIAM) was the investment advisor for the Berger IPT--International Fund until May 12, 2000, when Berger LLC became the Fund's advisor. Berger LLC has delegated daily management of the Fund to BIAM as sub-adviser. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to day management of the investment operations of the Berger IPT--International Fund.

BERGER IPT--GROWTH FUND (FORMERLY, BERGER IPT--100 FUND)


     The Berger IPT--Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong growth potential. BERGER IPT--LARGE CAP GROWTH FUND (FORMERLY, BERGER IPT--GROWTH AND INCOME FUND)

     The Berger IPT--Large Cap Growth Fund aims for capital appreciation. In pursuing these goals, the fund primarily invests in the securities of well-established companies that have the potential for growth.

BERGER IPT--SMALL COMPANY GROWTH FUND


     The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.


BERGER IPT--NEW GENERATION FUND

     The Berger IPT--New Generation Fund seeks capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

 BERGER IPT--INTERNATIONAL FUND

     The Berger IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

     The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (Initial Shares)

     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.


     The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)


     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF DISCIPLINED STOCK PORTFOLIO

     The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

     The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II

     The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED UTILITY FUND II

   The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FEDERATED INTERNATIONAL EQUITY FUND II

     The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

     The Federated International Small Company Fund II's investment objective is to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.


FIRST AMERICAN INSURANCE PORTFOLIOS

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

     First American Large Cap Growth Portfolio's investment objective is long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

     First American Mid Cap Growth Portfolio's investment objective is growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase of at least within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND


     The INVESCO VIF-Equity Income Fund attempts to provide high total return through both growth and income from these investments. The fund primarily invests in dividend-paying common and preferred stocks. Although the fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States, it may however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds."


INVESCO VIF--HIGH YIELD FUND


     The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests primarily in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.


INVESCO VIF--FINANCIAL SERVICES FUND

     The INVESCO VIF--Financial Services Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

   The INVESCO VIF--Health Sciences Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

   The INVESCO VIF--Real Estate Opportunity Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

     The INVESCO VIF--Technology Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

     The INVESCO VIF--Telecommunications Fund seeks to make an investment grow. It also seeks to provide current income. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities. The Fund invests primarily in the equity securites of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

JANUS ASPEN SERIES

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO

     The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

     The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

     The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO


     The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500 (R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


LAZARD RETIREMENT SMALL CAP PORTFOLIO


     The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 (R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

     The Growth and Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management, Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:


GROWTH AND INCOME PORTFOLIO


     The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, the fund may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

     The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage-and-asset-backed securities.

PARTNERS PORTFOLIO

     The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

MIDCAP GROWTH PORTFOLIO

     The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries.

PIONEER VARIABLE CONTRACTS TRUST

     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

     The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

     The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

     The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

RYDEX VARIABLE TRUST


     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:


OTC FUND

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 IndexTM. The Fund invests principally in securities of companies included in the NASDAQ 100 IndexTM. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

NOVA FUND

     The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

U.S GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.


SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (Class 2)


     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalent, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (Class 2)


     The  Seligman  Global   Technology   Portfolio   seeks  long-term   capital
appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

     The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

MID-CAP GROWTH FUND II

     The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

     Van  Eck  Worldwide   Insurance  Trust  is  a  mutual  fund  with  multiple
portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND

     The Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors Service.

WORLDWIDE EMERGING MARKETS FUND

     The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in primarily equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

     The Worldwide  Hard Assets Fund seeks  long-term  capital  appreciation  by
investing   primarily  in  "hard  asset  securities."   Income  is  a  secondary
consideration.

WORLDWIDE REAL ESTATE FUND


     The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

--------------------------------------------------------------------------------

   If you would like a free copy of the Statement of Additional Information (FORM # 05-8195) dated May 1, 2001 for this prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account G fixed and variable annuity at the following address:

                                      Name:
              -----------------------------------------------------

                                Mailing Address:
                   -------------------------------------------

           -----------------------------------------------------------
                                   Sincerely,

                ------------------------------------------------
                                   (Signature)
--------------------------------------------------------------------------------

                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

(C) 2001, Conseco Variable Insurance Company

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                     GROUP AND INDIVIDUAL FIXED AND VARIABLE
                                ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE ANNUITY ACCOUNT G

                                       AND

                       CONSECO VARIABLE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2001, FOR THE INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT ITS ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET, CARMEL, INDIANA 46032 (317) 817-3700.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2001.

                                TABLE OF CONTENTS

                                                                            PAGE

COMPANY .................................................................
INDEPENDENT ACCOUNTANTS .................................................
LEGAL OPINIONS ..........................................................
DISTRIBUTION ............................................................
CALCULATION OF PERFORMANCE INFORMATION ..................................
FEDERAL TAX STATUS ......................................................
 General ................................................................
 Diversification ........................................................
 Multiple Contracts .....................................................
 Partial 1035 Exchanges .................................................
 Contracts Owned by Other than Natural Persons ..........................
 Tax Treatment of Assignments ...........................................
 Gifting a Contract......................................................
 Death Benefits .........................................................
 Income Tax Withholding .................................................
 Tax Treatment of Withdrawals-- Non-Qualified Contracts .................
 Withdrawals - Investment Adviser Fees...................................
 Qualified Plans ........................................................
 Tax Treatment of Withdrawals-- Qualified Contracts .....................
 Tax-Sheltered Annuities-- Withdrawal Limitations .......................
 Mandatory Distributions-- Qualified Plans ..............................
ANNUITY PROVISIONS ......................................................
 Variable Annuity Payout ................................................
 Annuity Unit ...........................................................
 Fixed Annuity Payout ...................................................
FINANCIAL STATEMENTS ....................................................

                                     COMPANY

Information regarding Conseco Variable Insurance Company ("Company" or "Conseco Variable") and its ownership is contained in the prospectus. On October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name.

                             INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable as of December 31, 2000 and 1999, and for the years ended December 31, 2000, 1999 and 1998 included in the prospectus, have been audited by PricewaterhouseCoopers LLP, 2900 One American Square, Indianapolis, Indiana 46282, independent accountants, as set forth in their report appearing therein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Fort Lauderdale, Florida has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                   DISTRIBUTOR

Conseco  Equity  Sales,  Inc.,  an  affiliate  of  the  Company,   acts  as  the
distributor. The offering is on a continuous basis.

                     CALCULATION OF PERFORMANCE INFORMATION

From time to time, we may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.15% Mortality and Expense Risk Charge, a .15% Administrative Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable
Contract Maintenance Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                        n
                                  P (1+T) = ERV

   Where:
         P        =        beginning purchase payment of $1,000
         T        =        average annual total return
         n        =        number of years in period
         ERV      =        ending redeemable value of a hypothetical $1,000
                           purchase payment made at the beginning of the one-, five-or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Contract Maintenance Charge. The deduction of any Contract Maintenance Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

PERFORMANCE INFORMATION

The Contracts are relatively new. However, certain corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the Company has developed performance information. The information is based upon the historical experience of the Portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value.

The following charts reflect performance information for the investment portfolios of the Separate Account for the periods shown. Chart 1 reflects performance information commencing from the date the Separate Account first invested in the portfolio. Chart 2 reflects performance information commencing from the inception date of the underlying portfolio (which date may precede the inception date that the Separate Account first invested in the underlying portfolio). For Chart 1, Column A is standardized average annual total return which reflects the deduction of the insurance charges, contract maintenance charge and the fees and expenses of the portfolios including the contingent deferral sales charge; Column B reflects the deduction of the insurance charges and the fees and expenses of the portfolios but not the contingent deferred sales charge. For Chart 2, the performance reflects the deduction of the insurance charges, contract maintenance charges and the fees and expenses of the portfolio.


CHART 1: TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000:

                                                                   COLUMN A                                   COLUMN B
                                                         Average Annual Total Return              Gross Average Annual Return
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                     Separate Acct                              10 Year                                    10 Years
                                     Inception Date                             or Inc                                     or Inc
                                     in Portfolio    1 YR      3 YR    5 YR     to Date     1 YR       3 YR    5 YR        to Date
------------------------------------------------------------------------------------------------------------------------------------
CST 20 Focus Portfolio                   5/1/00        N/A      N/A      N/A    -15.84%        N/A       N/A      N/A     -15.78%
CST Balanced Portfolio                   5/1/97      5.83%   14.18%      N/A     17.46%      5.90%    14.22%      N/A      17.49%
CST Equity Portfolio                     5/1/97      1.32%   19.42%      N/A     24.02%      1.39%    19.47%      N/A      24.05%
CST Fixed Income Portfolio               5/1/97      8.38%    3.73%      N/A      4.98%      8.45%     3.77%      N/A       5.01%

CST Government Securities Portfolio      5/1/97     10.20%    3.87%      N/A      4.88%     10.27%     3.91%      N/A       4.91%
CST High Yield Portfolio                 5/1/00        N/A      N/A      N/A      2.23%        N/A       N/A      N/A       2.31%
Alger American Growth Portfolio          5/1/97    -15.94%   17.49%      N/A     19.94%    -15.87%    17.53%      N/A      19.97%
Alger American Leveraged Allcap
  Portfolio                              5/1/97    -25.86%   26.62%      N/A     27.24%    -25.80%    26.66%      N/A      27.27%
Alger American MidCap Growth
  Portfolio                              5/1/97      7.70%   21.69%      N/A     23.30%      7.78%    21.74%      N/A      23.33%
Alger American Small Capitalization
  Portfolio                              5/1/97    -28.20%    5.03%      N/A     10.91%    -28.14%     5.08%      N/A      10.93%
American Century VP Income & Growth
  Fund                                   5/1/98    -11.84%      N/A      N/A      4.06%    -11.77%       N/A      N/A       4.08%
American Century VP International
  Fund                                   5/1/98    -17.96%      N/A      N/A     10.01%    -17.90%       N/A      N/A      10.03%
American Century VP Value Fund           5/1/98     16.54%      N/A      N/A      2.30%     16.62%       N/A      N/A       2.33%
Berger IPT - Large Cap Growth Fund       5/1/98    -11.97%      N/A      N/A     17.72%    -11.90%       N/A      N/A      17.74%
Berger IPT - Growth Fund                 5/1/98    -18.64%      N/A      N/A      5.82%    -18.58%       N/A      N/A       5.85%
Berger IPT - International Fund          5/1/98    -11.40%      N/A      N/A      5.32%    -11.33%       N/A      N/A       5.34%
Berger IPT - New Generation Fund         5/1/00        N/A      N/A      N/A    -41.37%        N/A       N/A      N/A     -41.32%
Berger IPT - Small Company Growth
  Fund                                   5/1/98     -7.82%      N/A      N/A     17.51%     -7.75%       N/A      N/A      17.53%
Dreyfus Disciplined Stock Portfolio      5/1/98    -10.38%      N/A      N/A      4.48%    -10.31%       N/A      N/A       4.50%
  (Initial Shares)
Dreyfus International Value
  Portfolio (Initial Shares)             5/1/98     -5.00%      N/A      N/A      4.67%     -4.93%       N/A      N/A       4.69%
Dreyfus Socially Responsible Growth
  Fund, Inc. (Initial Shares)            5/1/98    -12.25%      N/A      N/A      8.66%    -12.18%       N/A      N/A       8.69%
Dreyfus Stock Index Fund(Initial Shares) 5/1/98    -10.52%      N/A      N/A      5.99%    -10.45%       N/A      N/A       6.01%
Federated High Income Bond Fund II       5/1/98    -10.26%      N/A      N/A     -4.32%    -10.19%       N/A      N/A      -4.30%
Federated International Equity
  Fund II                                5/1/97    -23.67%   19.96%      N/A     18.80%    -23.61%    20.00%      N/A      18.82%
Federated Utility Fund II                5/1/98    -10.19%      N/A      N/A     -0.63%    -10.12%       N/A      N/A      -0.60%
INVESCO VIF Equity Income Fund           5/1/97      3.45%   10.08%      N/A     13.88%      3.52%    10.12%      N/A      13.90%
INVESCO VIF High Yield Fund              5/1/97    -12.89%   -2.06%      N/A      1.80%    -12.82%    -2.02%      N/A       1.83%
Janus Aspen Series Aggressive
  Growth Portfolio                       5/1/98    -32.76%      N/A      N/A     23.31%    -32.70%       N/A      N/A      23.34%
Janus Aspen Series Growth Portfolio      5/1/98    -15.72%      N/A      N/A     12.99%    -15.65%       N/A      N/A      13.01%
Janus Aspen Series Worldwide Growth
  Portfolio                              5/1/98    -16.82%      N/A      N/A     14.02%    -16.76%       N/A      N/A      14.04%
Lazard Retirement Equity Portfolio       5/1/98     -1.45%      N/A      N/A      4.02%     -1.38%       N/A      N/A       4.05%
Lazard Retirement Small Cap
  Portfolio                              5/1/98     19.41%      N/A      N/A      2.22%     19.49%       N/A      N/A       2.25%
Lord Abbett Growth and Income
  Portfolio                              5/1/97     14.21%   13.59%      N/A     15.69%     14.29%    13.64%      N/A      15.71%
Mitchell Hutchins Series Trust





  Growth & Income Portfolio              5/1/98     -5.89%      N/A      N/A      0.57%     -5.82%       N/A      N/A       0.59%
Neuberger Berman AMT Limited
  Maturity Bond Portfolio                5/1/98      5.34%      N/A      N/A      2.65%      5.41%       N/A      N/A       2.68%
Neuberger Berman AMT Partners
  Portfolio                              5/1/98     -0.67%      N/A      N/A     -0.87%     -0.60%       N/A      N/A      -0.84%
Rydex Variable Trust Nova Fund           5/1/00        N/A      N/A      N/A    -17.81%        N/A       N/A      N/A     -17.72%
Rydex Variable Trust OTC Fund            5/1/00        N/A      N/A      N/A    -39.63%        N/A       N/A      N/A     -39.51%
Seligman Communications & Info
  Portfolio (Class 2)                    5/1/00        N/A      N/A      N/A    -44.60%        N/A       N/A      N/A     -44.54%
Seligman Global Technology
  Portfolio (Class 2)                    5/1/00        N/A      N/A      N/A    -32.72%        N/A       N/A      N/A     -32.66%
Strong MidCap Growth Fund II             5/1/98    -16.00%      N/A      N/A     25.04%    -15.94%       N/A      N/A      25.06%
Strong Opportunity Fund II               5/1/98      5.15%      N/A      N/A     11.48%      5.22%       N/A      N/A      11.51%
Van Eck Worldwide Bond Fund              5/1/98      0.48%      N/A      N/A     -0.30%      0.55%       N/A      N/A      -0.27%
Van Eck Worldwide Emerging
  Markets Fund                           5/1/97    -42.67%   -9.71%      N/A    -13.25%    -42.62%    -9.65%      N/A     -13.21%
Van Eck Worldwide Hard Assets Fund       5/1/97      9.89%   -3.67%      N/A     -1.78%      9.97%    -3.61%      N/A      -1.75%
Van Eck Worldwide Real Estate Fund       5/1/98     17.07%      N/A      N/A     -1.35%     17.14%       N/A      N/A      -1.31%

------------------------------------------------------------------------------------------------------------------------------------



     There is no performance shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001:
     Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF-- Health Sciences Fund, INVESCO
     VIF--Real Estate Opportunity Fund, INVESCO VIF-- Technology Portfolio, INVESCO VIF--Telecommunications Fund, Neuberger Berman--Midcap Growth Fund, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.


CHART 2: TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000:

Note that these returns include "M&E" but do not reflect surrender charge or annual administrative fees. Inception Dates are the "fund manager" inceptions, not when the fund was added to Conseco's portfolio. These returns include those funds that we are adding 5/1/01, which had Net Asset Values prior to 12/31/00.

                                                                   Hypothetical Performance Returns, for period ending 12/31/00.

                                                                  Portfolio
Fund Description                                                Inception Date   1 Yr Pct     5 Yr Pct    10 Yr Pct

CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                            5/1/00      N/A          N/A        -15.77%
Equity Portfolio                                                     12/3/65       1.39%       20.37%     N/A
Balanced Portfolio                                                    5/3/93       5.90%       10.90%      10.59%
High Yield Portfolio                                                  5/1/00      N/A          N/A          2.32%
Fixed Income Portfolio                                                5/3/93       8.45%        4.61%       4.22%
Government Securities Portfolio                                       5/3/93      10.27%        4.14%       5.20%
Money Market Portfolio                                               5/19/81       4.78%        2.61%     N/A

ALGER AMERICAN FUND
Alger American Growth Portfolio                                       1/9/89     -15.87%       17.62%      18.83%
Alger American Leveraged Allcap Portfolio                            1/25/95     -25.80%       21.73%      29.42%
Alger American MidCap Growth Portfolio                                5/3/93       7.78%       17.69%      20.93%





Alger American Small Capitaliaztion Portfolio                        9/21/88     -28.14%        5.67%      12.32%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                             10/30/97     -11.77%       N/A         10.62%
VP International Fund                                                 5/1/94     -17.90%       15.72%      15.04%
VP Value Fund                                                         5/1/96      16.62%       N/A         16.61%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund                                              5/1/96     -18.58%       N/A         10.63%
Berger IPT - Large Cap Growth Fund                                    5/1/96     -11.90%       N/A         19.89%
Berger IPT - Small Company Growth Fund                                5/1/96      -7.75%       N/A         17.02%
Berger IPT - New Generation Fund                                      5/1/00      N/A          N/A        -41.31%
Berger IPT - International Fund                                       5/1/97     -11.33%       N/A          6.65%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)      10/7/93     -12.18%       17.02%      18.69%

DREYFUS STOCK INDEX FUND (Initial Shares)                            9/29/89     -10.45%       16.59%      17.47%

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                               5/1/96     -10.31%       N/A         14.25%
Dreyfus VIF International Value Portfolio                             5/1/96      -4.93%       N/A          6.61%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                    3/1/94     -10.19%        3.12%       5.47%
Federated International Equity Fund II                                5/8/95     -23.61%       15.06%      13.78%
Federated Utility Fund II                                            2/10/94     -10.12%        6.96%       8.73%
Federated International Small Company Fund II                         5/1/00      N/A          N/A        -21.39%

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio
First American Large Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund                                        5/27/94     -12.82%        3.38%       5.07%
INVESCO VIF - Equity Income Fund                                     8/10/94       3.52%       13.80%      14.44%
INVESCO VIF - Financial Services Fund                                9/20/99      23.19%       N/A         27.41%
INVESCO VIF - Health Sciences Fund                                   7/28/97      28.86%       N/A         23.54%
INVESCO VIF - Real Estate Opportunity Fund                            4/1/98      26.97%       N/A          1.71%
INVESCO VIF - Technology Fund                                        7/14/97     -24.57%       N/A         33.60%
INVESCO VIF - Telecommunications Fund                                9/20/99     -27.12%       N/A         14.94%

JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                          9/13/93     -32.70%       18.82%      23.08%
Growth Portfolio                                                     9/13/93     -15.65%       21.99%      23.35%
Worldwide Growth Portfolio                                           9/13/93     -16.76%       21.61%      23.10%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                   3/18/98      -1.38%       N/A          5.37%
Lazard Retirement Small Cap Portfolio                                11/4/97      19.49%       N/A          4.98%

LORD ABBETT SERIES FUND, INC.




Growth And Income Portfolio                                         12/11/89      14.29%       16.41%      16.18%

MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                           1/2/92      -5.82%       13.13%       9.04%

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                      9/10/84       5.41%        3.51%       6.54%
Partners Portfolio                                                   3/22/94      -0.60%       10.45%      13.30%
Midcap Growth Portfolio                                              11/3/97      -8.65%       N/A         28.95%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                            5/1/00      N/A          N/A         -2.44%
Pioneer Equity - Income VCT Portfolio                                9/14/99      13.12%       N/A          8.28%
Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
OTC Fund                                                              5/7/97     -38.99%       N/A         25.98%
Nova Fund                                                             5/7/97     -21.33%       N/A         11.50%
U.S. Government Money Market Fund                                    11/2/98       3.87%       N/A          3.02%

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)          10/1/94     -37.08%       15.04%      18.36%
Seligman - Global Technology Portfolio (Class 2)                      5/1/96     -24.73%       N/A         23.43%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                   5/8/92       5.22%       19.57%      22.77%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                        12/31/96     -15.94%       N/A         26.75%

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                   9/1/89       0.55%        0.98%       6.07%
Worldwide Emerging Markets Fund                                     12/21/95     -42.62%       -4.24%      -4.41%
Worldwide Hard Assets Fund                                            9/1/89       9.97%       -1.81%       6.07%
Worldwide Real Estate Fund                                           6/23/97      17.14%        N/A          4.78%




HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial

Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulation issued by the Treasury Department ("the Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively.

However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.


GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation period for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of

10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.


TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)


WITHDRAWALS - INVESTMENT ADVISER FEES

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.


QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under certain types of Qualified plans. Generally, participants in a Qualified plan are not taxed on increases to the value of the contributions to the plan until distribution occurs, regardless of whether the plan assets are held under an annuity contract. Taxation of participants in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contract issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining whether contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. The following are general descriptions of the types of Qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting Contract provisions that may otherwise be available as described in the Prospectus. Generally, Contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts") On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If your Contract is a tax-sheltered annuity, during the accumulation period you may be able to take a loan out of the fixed account using the contract as collateral. No loans are permitted out of the investment options and no loans are permitted during the annuity period. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money on the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions, and limitations regarding loans from your Contract.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA ("conversion deposits"), unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of (i) the individual's cost basis to (ii) the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a Qualified Domestic Relations Order; (g) made on account of an IRS levy upon the qualified contract, (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. With respect to
(c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only on or after when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) pursuant to a qualified domestic relations order, if otherwise permissible.

However,  withdrawals  for hardship are restricted to the portion of the Owner's
Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as if December 31, 1988. The limitations on withdrawals do not affect transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. There are no mandatory distribution requirements for Roth IRAs prior to death. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required minimum distributions from a Roth IRA prior to the death of the owner.



The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.

                               ANNUITY PROVISIONS


The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Accounts of the Separate Account. Annuity payments also depend upon the age of the Annuitant and any Joint Annuitant and the assumed investment rate utilized. The annuity table used will depend upon the Annuity Option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the annuity date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account.

2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each variable annuity payment is the sum of all Sub-Account variable annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation period and the annuity period. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, the Company assesses the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The Sub-Account Annuity Unit Value at the end of any subsequent valuation period is determined as follows:

1. The Net Investment Factor for the current valuation period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed performance factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date. The Owner can choose either a 5% or a 3% assumed performance.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The dollar amount of each fixed annuity payment is determined in accordance with annuity tables contained in your Contract.

                              FINANCIAL STATEMENTS

The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.





                                                                  [CONSECO LOGO]
CONSECO VARIABLE INSURANCE COMPANY


Annual Report
to Contract Owners

December 31, 2000

                                              Conseco Variable Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2000


================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G                                          PAGE
Statement of Assets and Liabilities as of December 31, 2000 ................   2
Statement of Assets and Liabilities--Unit Progression
  as of December 31, 2000 ..................................................   4
Statements of Operations and Statements of Changes
  in Net Assets for the Year Ended December 31, 2000 .......................   6
Statements of Operations and Statements of Changes
  in Net Assets for the Year Ended December 31, 1999 .......................  14
Notes to Financial Statements ..............................................  20
Report of Independent Accountants ..........................................  24

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000

================================================================================

                                             SHARES         COST        VALUE
--------------------------------------------------------------------------------
Assets:
  Investments in portfolio shares,
    at net asset value (Note 2):
    The Alger American Fund:
      Growth Portfolio ................        9,961.1  $   498,490  $   470,860
      Leveraged AllCap Portfolio ......       15,385.3      833,238      596,951
      MidCap Growth Portfolio .........       15,526.3      505,190      475,415
      Small Capitalization
        Portfolio .....................        5,348.9      206,445      125,646
    American Century
      Variable Portfolios, Inc:
      Income and Growth Fund ..........       18,741.2      146,996      133,250
      International Fund ..............        8,186.8       81,049       83,751
      Value Fund ......................       12,970.2       72,221       86,511
    Berger Institutional
      Products Trust:
      Growth Fund .....................        7,158.5      138,976      109,667
      Growth and Income Fund ..........       22,393.5      620,244      514,602
      International Fund ..............            0.0            0            0
      New Generation Fund .............        1,501.5       14,940        8,889
      Small Company Growth Fund .......       17,865.1      471,195      386,065
    Conseco Series Trust:
      Balanced Portfolio ..............       43,368.7      674,507      583,384
      Conseco 20 Focus Portfolio ......        3,004.5       34,054       25,483
      Equity Portfolio ................       27,137.1      636,763      527,395
      Fixed Income Portfolio ..........       19,262.2      181,101      185,442
      Government Securities
        Portfolio .....................       15,655.0      174,011      180,642
      High Yield Portfolio ............        3,177.5       31,999       32,009
      Money Market Portfolio ..........   16,138,299.1   16,138,299   16,138,299
    The Dreyfus Socially
      Responsible Growth
      Fund, Inc. ......................        6,482.5      245,622      223,451
    Dreyfus Stock Index Fund ..........       21,065.1      766,624      716,215
    Dreyfus Variable
      Investment Fund:
      Disciplined Stock Portfolio .....        8,445.3      209,204      204,291
      International Value
        Portfolio .....................          498.8        7,218        6,744
    Federated Insurance Series:
      High Income Bond Fund II ........        7,949.0       76,878       67,248
      International Equity
        Fund II .......................        2,673.8       47,407       49,439
      Utility Fund  II ................        4,447.3       60,539       55,325
    Invesco Variable Investment
      Funds, Inc:
      Equity Income Fund ..............          785.6       16,743       16,271
      High Yield Fund .................        2,473.8       27,980       24,911
    Janus Aspen Series:
      Aggressive Growth Portfolio .....       29,532.6    1,569,084    1,072,034
      Growth Portfolio ................       30,860.5      861,259      817,187
      Worldwide Growth Portfolio ......       19,990.3      715,981      739,243
    Lazard Retirement
      Series, Inc:
      Equity Portfolio ................          998.9       11,193       10,189
      Small Cap Portfolio .............        5,426.4       61,303       63,761
    Lord Abbett Series Fund, Inc:
      Growth and Income Portfolio .....        4,649.0      101,853      118,317
    Mitchell Hutchins Series
      Trust:
      Growth and Income Portfolio .....           83.5        1,296        1,213
    Neuberger Berman Advisers
      Management Trust:
      Limited Maturity
        Bond Portfolio ................        5,951.5       77,151       78,500
      Partners Portfolio ..............        1,167.8       18,462       18,884
    Rydex Variable Trust:
      Nova Portfolio ..................        3,739.7       60,315       51,944
      OTC Portfolio ...................        6,544.5      218,196      149,411
    Seligman Portfolios, Inc.:
      Communications and
        Information Portfolio .........        1,508.4       33,553       22,325
      Global Technology Portfolio .....          607.9       15,344       12,244
    Strong Variable Insurance
      Funds, Inc:
      Mid Cap Growth Fund II ..........       33,268.8    1,009,138      787,140
    Strong Opportunity
      Fund II, Inc. ...................        6,063.2      164,800      145,152
    Van Eck Worldwide
      Insurance Trust:
      Worldwide Bond Fund .............        1,718.3       16,925       17,819
      Worldwide Emerging
        Markets Fund ..................        5,290.4       43,487       43,857
      Worldwide Hard Assets Fund ......            0.0            0            0
      Worldwide Real Estate Fund ......          117.4        1,098        1,246
--------------------------------------------------------------------------------
      Total assets ..............................................     26,178,622
Liabilities:
  Amounts due to Conseco
    Variable Insurance Company ..................................         26,281
--------------------------------------------------------------------------------
        Net assets ..............................................    $26,152,341
================================================================================
   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT G

December 31, 2000

================================================================================

                                               UNITS     UNIT VALUE     VALUE
--------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred
    annuity reserves:
    The Alger American Fund:
      Growth Portfolio ................       24,110.0  $ 19.508797  $   470,357
      Leveraged AllCap Portfolio ......       24,609.2    24.232403      596,340
      MidCap Growth Portfolio .........       21,997.8    21.589900      474,930
      Small Capitalization Portfolio ..        8,575.7    14.636221      125,516
    American Century Variable
      Portfolios, Inc:
      Income and Growth Fund ..........       11,961.1    11.128329      133,107
      International Fund ..............        6,454.5    12.908643       83,319
      Value Fund ......................        8,125.6    10.635301       86,418
    Berger Institutional
      Products Trust:
      Growth Fund .....................        9,412.6    11.638939      109,553
      Growth and Income Fund ..........       33,232.4    15.469093      514,075
      International Fund ..............            0.0    11.491815            0
      New Generation Fund .............        1,513.1     5.868404        8,879
      Small Company Growth Fund .......       25,049.7    15.396206      385,670
    Conseco Series Trust:
      Balanced Portfolio ..............       32,255.9    18.068204      582,806
      Conseco 20 Focus Portfolio ......        3,022.6     8.422543       25,458
      Equity Portfolio ................       23,886.1    22.057288      526,863
      Fixed Income Portfolio ..........       15,479.7    11.966977      185,245
      Government Securities
        Portfolio .....................       15,136.1    11.922546      180,461
      High Yield Portfolio ............        3,125.5    10.230490       31,975
      Money Market Portfolio ..........    1,394,891.1    11.563425   16,129,719
    The Dreyfus Socially
      Responsible Growth Fund, Inc. ...       17,868.8    12.492077      223,218
    Dreyfus Stock Index Fund ..........       61,210.8    11.688284      715,449
    Dreyfus Variable
      Investment Fund:
      Disciplined Stock Portfolio .....       18,142.1    11.247839      204,059
      International Value
        Portfolio .....................          596.0    11.303066        6,737
    Federated Insurance Series:
      High Income Bond Fund II ........        7,554.1     8.892966       67,178
      International Equity
        Fund II .......................        2,594.7    18.835310       48,872
      Utility Fund II .................        5,617.0     9.839650       55,269
    Invesco Variable Investment
      Funds, Inc.:
      Equity Income Fund ..............        1,008.0    16.124931       16,254
      High Yield Fund .................        2,328.3    10.688067       24,885
    Janus Aspen Series:
      Aggressive Growth Portfolio .....       61,160.4    17.510449    1,070,946
      Growth Portfolio ................       58,881.7    13.863811      816,325
      Worldwide Growth Portfolio ......       51,935.0    14.203532      737,660
    Lazard Retirement
      Series, Inc:
      Equity Portfolio ................          915.4    11.118704       10,178
      Small Cap Portfolio .............        6,001.5    10.613111       63,695
    Lord Abbett Series Fund, Inc:
      Growth and Income Portfolio .....        6,916.9    17.087669      118,194
    Mitchell Hutchins Series Trust:
      Growth and Income Portfolio .....          119.3    10.159541        1,212
    Neuberger Berman Advisers
      Management Trust:
      Limited Maturity Bond
        Portfolio .....................        7,307.8    10.731190       78,421
      Partners Portfolio ..............        1,929.3     9.777755       18,864
    Rydex Variable Trust:
      Nova Portfolio ..................        3,425.8    15.145732       51,886
      OTC Portfolio ...................        6,312.5    23.642514      149,243
    Seligman Portfolios, Inc.:
      Communications and
        Information Portfolio .........        4,021.0     5.545786       22,300
      Global Technology Portfolio .....        1,816.0     6.733896       12,229
    Strong Variable Insurance
      Funds, Inc:
      Mid Cap Growth Fund II ..........       43,271.1    18.172031      786,324
    Strong Opportunity Fund II, Inc. ..       10,839.3    13.377293      145,000
    Van Eck Worldwide
      Insurance Trust:
      Worldwide Bond Fund .............        1,793.1     9.926791       17,800
      Worldwide Emerging
        Markets Fund ..................        6,428.5     5.943433       38,207
      Worldwide Hard Assets Fund ......            0.0     9.372311            0
      Worldwide Real Estate Fund ......          129.0     9.652941        1,245
--------------------------------------------------------------------------------
        Net assets ................................................  $26,152,341
================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT G

UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                                           AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                        THE ALGER AMERICAN FUNDS                          PORTFOLIOS
                                                     =============================================================       ===========

                                                                       LEVERAGED          MIDCAP           SMALL          INCOME AND
                                                        GROWTH           ALLCAP           GROWTH       CAPITALIZATION       GROWTH
====================================================================================================================================
Number of units, beginning of year ................    16,371.5         17,588.0          9,297.9          2,423.9        42,619.5
Units purchased ...................................   229,222.5         22,034.6         17,086.6          6,519.3       223,866.7
Units redeemed ....................................  (221,484.0)       (15,013.4)        (4,386.7)          (367.5)     (254,525.1)
------------------------------------------------------------------------------------------------------------------------------------
  Number of units, end of year ....................    24,110.0         24,609.2         21,997.8          8,575.7        11,961.1
====================================================================================================================================

                                                           AMERICAN CENTURY
                                                         VARIABLE PORTFOLIOS
                                                             (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST
                                                     ===========================         ==========================================

                                                                                                        GROWTH AND
                                                     INTERNATIONAL       VALUE            GROWTH          INCOME       INTERNATIONAL
====================================================================================================================================
Number of units, beginning of year ................      35,027.7        9,758.4          3,034.5         44,588.5         213.7
Units purchased ...................................   3,677,367.1        9,247.0          7,597.4         80,644.9           0.0
Units redeemed ....................................  (3,705,940.3)     (10,879.8)        (1,219.3)       (92,001.0)       (213.7)
------------------------------------------------------------------------------------------------------------------------------------
  Number of units, end of year ....................       6,454.5        8,125.6          9,412.6         33,232.4           0.0
====================================================================================================================================

                                                           BERGER INSTITUTIONAL
                                                              PRODUCTS TRUST                        CONSECO SERIES TRUST
                                                                (CONTINUED)                              PORTFOLIOS
                                                        =========================         =========================================
                                                                          SMALL
                                                           NEW           COMPANY                           CONSECO
                                                        GENERATION        GROWTH          BALANCED         20 FOCUS         EQUITY
====================================================================================================================================
Number of units, beginning of year .................         0.0          2,342.1         18,121.9              0.0         4,335.2
Units purchased ....................................     1,513.1         25,605.4         20,920.0          3,643.3        22,252.6
Units redeemed .....................................         0.0         (2,897.8)        (6,786.0)          (620.7)       (2,701.7)
------------------------------------------------------------------------------------------------------------------------------------
  Number of units, end of year .....................     1,513.1         25,049.7         32,255.9          3,022.6        23,886.1
====================================================================================================================================

                                                                 CONSECO SERIES TRUST PORTFOLIOS (continued)
                                                       ==============================================================
                                                                                                                           DREYFUS
                                                                                                                           SOCIALLY
                                                        FIXED          GOVERNMENT          HIGH           MONEY          RESPONSIBLE
                                                        INCOME         SECURITIES         YIELD           MARKET           GROWTH
                                                       --------         --------         --------      -------------      --------
Number of units, beginning of year ................     8,054.0         10,693.4              0.0          724,556.2       8,134.5
Units purchased ...................................    14,954.8          9,272.2          4,446.5       23,088,148.8      11,601.1
Units redeemed ....................................    (7,529.1)        (4,829.5)        (1,321.0)     (22,417,813.9)     (1,866.8)
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units, end of year ....................    15,479.7         15,136.1          3,125.5        1,394,891.1      17,868.8
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                        DREYFUS VARIABLE                                                                       INVESCO VARIABLE
                        INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES                      INVESTMENT FUNDS
                   ==========================        ==============================================        =========================
   DREYFUS
    STOCK          DISCIPLINED     INTERNATIONAL     HIGH INCOME      INTERNATIONAL                          EQUITY
    INDEX             STOCK            VALUE           BOND II          EQUITY II         UTILITY II         INCOME       HIGH YIELD
====================================================================================================================================
    38,649.3          4,702.8         2,227.3         16,320.3               389.7          2,626.8          866.0         16,490.2
   446,467.4        267,425.5           453.1          2,351.1         1,722,990.5          4,048.4          171.5         26,797.1
  (423,905.9)      (253,986.2)       (2,084.4)       (11,117.3)       (1,720,785.5)        (1,058.2)         (29.5)       (40,959.0)
------------------------------------------------------------------------------------------------------------------------------------
    61,210.8         18,142.1           596.0          7,554.1             2,594.7          5,617.0        1,008.0          2,328.3
====================================================================================================================================

                                                          LAZARD RETIREMENT
           JANUS ASPEN SERIES PORTFOLIOS                  SERIES PORTFOLIOS
=================================================     =========================
                                                                                          LORD             MITCHELL
                                                                                         ABBETT            HUTCHINS
                                                                                         SERIES             SERIES
                                                                                          FUND              TRUST
  AGGRESSIVE                          WORLDWIDE                                          GROWTH             GROWTH
    GROWTH           GROWTH             GROWTH         EQUITY         SMALL CAP        AND INCOME         AND INCOME
====================================================================================================================================
    21,535.4         43,956.4            47,138.6        904.9            416.0          4,642.9            119.3
    72,340.5        464,065.4         3,542,642.1      1,429.3         53,950.0          4,413.3              0.0
   (32,715.5)      (449,140.1)       (3,537,845.7)    (1,418.8)       (48,364.5)        (2,139.3)             0.0
------------------------------------------------------------------------------------------------------------------------------------
    61,160.4         58,881.7            51,935.0        915.4          6,001.5          6,916.9            119.3
====================================================================================================================================

                                                                                                         STRONG
        NEUBERGER BERMAN                                                                                VARIABLE
      ADVISERS MANAGEMENT                                                                               INSURANCE
        TRUST PORTFOLIOS                 RYDEX VARIABLE TRUST             SELIGMAN PORTFOLIOS             FUNDS
===============================      ===========================    ==============================      ==========
                                                                    COMMUNICATIONS                                         STRONG
     LIMITED                                                              AND            GLOBAL           MID CAP        OPPORTUNITY
  MATURITY BOND      PARTNERS          NOVA              OTC          INFORMATION      TECHNOLOGY        GROWTH II         FUND II
====================================================================================================================================
     4,966.8          1,859.8             0.0              0.0              0.0              0.0         10,943.8         10,750.8
     3,236.3          8,112.5         3,507.4          6,887.9          6,157.2          3,243.5         47,904.1         17,886.9
      (895.3)        (8,043.0)          (81.6)          (575.4)        (2,136.2)        (1,427.5)       (15,576.8)       (17,798.4)
------------------------------------------------------------------------------------------------------------------------------------
     7,307.8          1,929.3         3,425.8          6,312.5          4,021.0          1,816.0         43,271.1         10,839.3
====================================================================================================================================



              VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
===================================================================

                     EMERGING          HARD              REAL                                                          COMBINED
      BOND            MARKETS         ASSETS            ESTATE                                                           TOTAL
===================================================================                                                 ================
     2,313.7            6,405.8       2,648.7            559.5                                                         1,198,595.7
     2,060.9       11,529,205.5         262.6            252.3                                                        45,714,206.2
    (2,581.5)     (11,529,182.8)     (2,911.3)          (682.8)                                                      (44,859,839.8)
-------------------------------------------------------------------                                                 ----------------
     1,793.1            6,428.5           0.0            129.0                                                         2,052,962.1
===================================================================                                                 ================

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                 THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                                  =====================================================   =========
                                                                                LEVERAGED       MIDCAP        SMALL       INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $   177,807   $    71,241   $    46,013   $    53,868   $   3,233
Expenses:
  Mortality and expense risk fees ..............................       10,713         7,531         4,288         1,344       5,516
  Administrative fees ..........................................        1,397           982           559           175         720
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................       12,110         8,513         4,847         1,519       6,236
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........................      165,697        62,728        41,166        52,349      (3,003)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) on investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................     (303,159)       99,505        29,735        (2,188)    (60,527)
    Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ........      (49,652)     (377,850)      (54,917)      (91,371)    (34,219)
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....     (352,811)     (278,345)      (25,182)      (93,559)    (94,746)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations.................................     $  (187,114)  $  (215,617)  $    15,984   $   (41,210)  $ (97,749)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                 THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                                  =====================================================   =========
                                                                                LEVERAGED       MIDCAP        SMALL       INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $   165,697   $    62,728   $    41,166   $    52,349   $  (3,003)
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................     (303,159)       99,505        29,735        (2,188)    (60,527)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................      (49,652)     (377,850)      (54,917)      (91,371)    (34,219)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ......     (187,114)     (215,617)       15,984       (41,210)    (97,749)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................      263,480       485,217       202,181       116,255      67,755
  Contract redemptions .........................................   (1,434,420)     (244,710)      (33,764)       (5,445)    (87,045)
  Net transfers ................................................    1,448,761        (2,938)      104,271         6,549    (287,388)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....................      277,821       237,569       272,688       117,359    (306,678)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ................       90,707        21,952       288,672        76,149    (404,427)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................      379,650       574,388       186,258        49,367     537,534
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of year ..............................  $   470,357   $   596,340   $   474,930   $   125,516   $ 133,107
====================================================================================================================================

  The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS                                                                                     CONSECO SERIES TRUST
        (CONTINUED)                              BERGER INSTITUTIONAL PRODUCTS TRUST                             PORTFOLIOS
===========================    ======================================================================     =========================
                                                                                              SMALL
                                              GROWTH AND                       NEW           COMPANY                      CONSECO
INTERNATIONAL      VALUE         GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================

 $   50,064     $    4,609     $    3,690     $   13,483     $       --     $       --     $    6,048     $   83,909     $       45

      7,194          1,220            701          9,295            112             56          2,526          5,371            101
        938            159             91          1,212             15              7            330            700             13
------------------------------------------------------------------------------------------------------------------------------------
      8,132          1,379            792         10,507            127             63          2,856          6,071            114
------------------------------------------------------------------------------------------------------------------------------------
     41,932          3,230          2,898          2,976           (127)           (63)         3,192         77,838            (69)
------------------------------------------------------------------------------------------------------------------------------------

    872,424         (5,415)         1,599        170,091           (635)            (7)        12,825         28,265            146

      2,224         18,592        (32,156)      (273,722)          (483)        (6,051)       (94,667)      (100,561)        (8,571)
------------------------------------------------------------------------------------------------------------------------------------
    874,648         13,177        (30,557)      (103,631)        (1,118)        (6,058)       (81,842)       (72,296)        (8,425)
------------------------------------------------------------------------------------------------------------------------------------
 $  916,580     $   16,407     $  (27,659)    $ (100,655)    $   (1,245)    $   (6,121)    $  (78,650)    $    5,542     $   (8,494)
====================================================================================================================================


====================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS                                                                                     CONSECO SERIES TRUST
        (CONTINUED)                              BERGER INSTITUTIONAL PRODUCTS TRUST                             PORTFOLIOS
===========================    ======================================================================     =========================
                                                                                              SMALL
                                              GROWTH AND                       NEW           COMPANY                      CONSECO
INTERNATIONAL      VALUE         GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================

 $   41,932     $    3,230     $    2,898     $    2,976     $     (127)    $      (63)    $    3,192     $   77,838     $      (69)

    872,424         (5,415)         1,599        170,091           (635)            (7)        12,825         28,265            146

      2,224         18,592        (32,156)      (273,722)          (483)        (6,051)       (94,667)      (100,561)        (8,571)
------------------------------------------------------------------------------------------------------------------------------------
    916,580         16,407        (27,659)      (100,655)        (1,245)        (6,121)       (78,650)         5,542         (8,494)
------------------------------------------------------------------------------------------------------------------------------------

    178,797         27,800         69,386        437,395             --         15,000        444,189        263,089         28,705
     (1,280)        (5,441)        (3,000)      (386,862)        (2,667)            --        (46,300)       (45,997)          (450)
 (1,561,508)       (41,340)        27,449       (218,698)         1,142             --         27,341         50,994          5,697
------------------------------------------------------------------------------------------------------------------------------------

 (1,383,991)       (18,981)        93,835       (168,165)        (1,525)        15,000        425,230        268,086         33,952
------------------------------------------------------------------------------------------------------------------------------------
   (467,411)        (2,574)        66,176       (268,820)        (2,770)         8,879        346,580        273,628         25,458
------------------------------------------------------------------------------------------------------------------------------------
    550,730         88,992         43,377        782,895          2,770             --         39,090        309,178             --
------------------------------------------------------------------------------------------------------------------------------------
 $   83,319     $   86,418     $  109,553     $  514,075     $       --     $    8,879     $  385,670     $  582,806     $   25,458
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                                   CONSECO SERIES TRUST PORTFOLIOS
                                                                                             (CONTINUED)
                                                                  =================================================================

                                                                                  FIXED       GOVERNMENT       HIGH        MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD       MARKET
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $    96,363   $    10,576   $     8,919   $       596   $ 289,593
Expenses:
  Mortality and expense risk fees ..............................        3,736         1,755         1,718           115      56,676
  Administrative fees ..........................................          487           229           224            15       7,393
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................        4,223         1,984         1,942           130      64,069
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................       92,140         8,592         6,977           466     225,524
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................       12,219        (1,879)       (1,238)            4          --
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................     (107,685)        6,945         9,590            10          --
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....      (95,466)        5,066         8,352            14          --
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ....................................  $    (3,326)  $    13,658   $    15,329   $       480   $ 225,524
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                                   CONSECO SERIES TRUST PORTFOLIOS
                                                                                             (CONTINUED)
                                                                  =================================================================

                                                                                  FIXED       GOVERNMENT       HIGH        MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD       MARKET
====================================================================================================================================
Changes from operations:
  Net investment income (expense) .............................  $    92,140   $     8,592   $     6,977   $       466   $ 225,524
  Net realized gains (losses) on sales of investments
    in portfolio shares .......................................       12,219        (1,879)       (1,238)            4          --
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ........................     (107,685)        6,945         9,590            10          --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....       (3,326)       13,658        15,329           480     225,524
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..............................      403,116        71,742        45,367             8   12,459,905
  Contract redemptions ........................................      (23,359)       (8,594)       (3,332)         (594)  (1,833,102)
  Net transfers ...............................................       56,118        19,568         7,483        32,081   (2,718,708)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ....................      435,875        82,716        49,518        31,495    7,908,095
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...............      432,549        96,374        64,847        31,975    8,133,619
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................       94,314        88,871       115,614            --    7,996,100
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of year .............................  $   526,863   $   185,245   $   180,461   $    31,975   $16,129,719
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================
 $    1,833     $   25,301     $    2,369     $    1,190     $   14,786     $    2,784     $    1,617     $      926     $      235

      2,206         13,208          6,167            148          1,361          3,543            432            188          1,913
        288          1,723            804             19            177            462             56             25            250
------------------------------------------------------------------------------------------------------------------------------------
      2,494         14,931          6,971            167          1,538          4,005            488            213          2,163
------------------------------------------------------------------------------------------------------------------------------------
       (661)        10,370         (4,602)         1,023         13,248         (1,221)         1,129            713         (1,928)
------------------------------------------------------------------------------------------------------------------------------------


      9,801        (43,445)       (21,469)        (1,903)       (13,641)       167,876           (770)           892        (12,019)

    (35,033)       (68,620)        (9,440)        (1,009)        (9,306)          (679)        (4,959)          (808)         2,966
------------------------------------------------------------------------------------------------------------------------------------
    (25,232)      (112,065)       (30,909)        (2,912)       (22,947)       167,197         (5,729)            84         (9,053)
------------------------------------------------------------------------------------------------------------------------------------
 $  (25,893)    $ (101,695)    $  (35,511)    $   (1,889)    $   (9,699)    $  165,976     $   (4,600)    $      797     $  (10,981)
====================================================================================================================================


====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================
 $     (661)    $   10,370     $   (4,602)    $    1,023     $   13,248     $   (1,221)    $    1,129     $      713     $   (1,928)

      9,801        (43,445)       (21,469)        (1,903)       (13,641)       167,876           (770)           892        (12,019)

    (35,033)       (68,620)        (9,440)        (1,009)        (9,306)          (679)        (4,959)          (808)         2,966
------------------------------------------------------------------------------------------------------------------------------------
    (25,893)      (101,695)       (35,511)        (1,889)        (9,699)       165,976         (4,600)           797        (10,981)
------------------------------------------------------------------------------------------------------------------------------------
     64,069        301,661         45,102          1,251          8,988        153,309         13,596          2,718         27,852
    (11,171)    (1,529,657)    (1,263,579)        (1,800)       (90,986)        (1,866)        (1,855)          (469)       (90,538)
     80,504      1,540,681      1,399,067        (17,306)        (2,732)      (278,156)        19,370           (282)      (103,620)
------------------------------------------------------------------------------------------------------------------------------------

    133,402        312,685        180,590        (17,855)       (84,730)      (126,713)        31,111          1,967       (166,306)
------------------------------------------------------------------------------------------------------------------------------------
    107,509        210,990        145,079        (19,744)       (94,429)        39,263         26,511          2,764       (177,287)
------------------------------------------------------------------------------------------------------------------------------------
    115,709        504,459         58,980         26,481        161,607          9,609         28,758         13,490        202,172
------------------------------------------------------------------------------------------------------------------------------------
 $  223,218     $  715,449     $  204,059     $    6,737     $   67,178     $   48,872     $   55,269     $   16,254     $   24,885
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================

Investment income:
  Dividends from investments in portfolio shares ...............  $   128,110   $   125,363   $    99,014   $     1,150   $     679
Expenses:
  Mortality and expense risk fees ..............................       10,709        16,013        15,157           130         238
  Administrative fees ..........................................        1,397         2,089         1,977            17          31
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................       12,106        18,102        17,134           147         269
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................      116,004       107,261        81,880         1,003         410
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares .....................................       73,362      (315,627)      258,716          (103)        716
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ......................     (637,894)      (93,952)     (185,778)         (418)      2,570
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...     (564,532)     (409,579)       72,938          (521)      3,286
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
              from operations ..................................  $  (448,528)  $  (302,318)  $   154,818   $       482   $   3,696
====================================================================================================================================


Statements of Changes in Net Assets - Continued


For the Year Ended December 31, 2000

====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $   116,004   $   107,261   $    81,880   $     1,003   $     410
  Net realized gains (losses) on sales of
    investments in portfolio shares ............................       73,362      (315,627)      258,716          (103)        716
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................     (637,894)      (93,952)     (185,778)         (418)      2,570
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....     (448,528)     (302,318)      154,818           482       3,696
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    1,160,901       613,463       572,290            (2)      1,293
  Contract redemptions .........................................     (290,229)   (1,444,044)     (294,198)           --      (2,353)
  Net transfers ................................................       88,482     1,226,722      (499,571)         (504)     57,364
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....................      959,154       396,141      (221,479)         (506)     56,304
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets .............      510,626        93,823       (66,661)          (24)     60,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................      560,320       722,502       804,321        10,202       3,695
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year ...........................  $ 1,070,946   $   816,325   $   737,660   $    10,178   $  63,695
====================================================================================================================================


  The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================

 $      909     $       83     $    3,485     $    3,305     $      904     $    4,263     $    3,046     $      466     $   52,849

        948             12            673            535            129            671            169             88          6,136
        124              1             88             70             17             88             22             11            800
------------------------------------------------------------------------------------------------------------------------------------
      1,072             13            761            605            146            759            191             99          6,936
------------------------------------------------------------------------------------------------------------------------------------
       (163)            70          2,724          2,700            758          3,504          2,855            367         45,913
------------------------------------------------------------------------------------------------------------------------------------



      1,882             --           (345)          (749)          (304)        (6,192)        (5,433)        (3,938)        58,581

     12,933           (145)         1,074            215         (8,370)       (68,785)       (11,228)        (3,100)      (277,415)
------------------------------------------------------------------------------------------------------------------------------------
     14,815           (145)           729           (534)        (8,674)       (74,977)       (16,661)        (7,038)      (218,834)
------------------------------------------------------------------------------------------------------------------------------------
 $   14,652     $      (75)    $    3,453     $    2,166     $   (7,916)    $  (71,473)    $  (13,806)    $   (6,671)    $ (172,921)
====================================================================================================================================

====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================


 $     (163)    $       70     $    2,724     $    2,700     $      758     $    3,504     $    2,855     $      367     $   45,913

      1,882             --           (345)          (749)          (304)        (6,192)        (5,433)        (3,938)        58,581

     12,933           (145)         1,074            215         (8,370)       (68,785)       (11,228)        (3,100)      (277,415)
------------------------------------------------------------------------------------------------------------------------------------
     14,652            (75)         3,453          2,166         (7,916)       (71,473)       (13,806)        (6,671)      (172,921)
------------------------------------------------------------------------------------------------------------------------------------

     39,140             --         22,442         60,284         15,750        151,932         44,409         15,453        608,626
     (3,600)            --         (7,106)        (4,320)        (1,312)        (6,078)            --             --        (70,721)
     (1,417)            --          9,067        (57,560)        45,364         74,862         (8,303)         3,447        184,767
------------------------------------------------------------------------------------------------------------------------------------

     34,123             --         24,403         (1,596)        59,802        220,716         36,106         18,900        722,672
------------------------------------------------------------------------------------------------------------------------------------
     48,775            (75)        27,856            570         51,886        149,243         22,300         12,229        549,751
------------------------------------------------------------------------------------------------------------------------------------
     69,419          1,287         50,565         18,294             --             --             --             --        236,573
------------------------------------------------------------------------------------------------------------------------------------
 $  118,194     $    1,212     $   78,421     $   18,864     $   51,886     $  149,243     $   22,300     $   12,229     $  786,324
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000


====================================================================================================================================

                                                                             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                          ==============================================
                                                              STRONG
                                                            OPPORTUNITY               EMERGING       HARD       REAL      COMBINED
                                                              FUND II      BOND       MARKETS       ASSETS     ESTATE      TOTAL
===================================================================================================================================

Investment income:
  Dividends from investments in portfolio shares ........    $ 18,563     $ 1,067     $      --     $   246     $100    $ 1,414,700
Expenses:
  Mortality and expense risk fees .......................       1,761         445         7,350          96       58        210,452
  Administrative fees ...................................         230          58           959          13        7         27,449
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ......................................       1,991         503         8,309         109       65        237,901
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .................      16,572         564        (8,309)        137       35      1,176,799
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
  appreciation (depreciation) of investments:
    Net realized gains (losses) on sales of
      investments in portfolio shares ...................      21,249      (3,919)      633,666        (951)      54      1,647,752
      Net change in unrealized appreciation
        (depreciation) of investments in
        portfolio shares ................................     (32,177)      2,597       (21,015)        (91)     388     (2,642,023)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in
            portfolio shares ............................     (10,928)     (1,322)      612,651      (1,042)     442       (994,271)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets
                 from operations ........................    $  5,644     $  (758)    $ 604,342     $  (905)    $477    $   182,528
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                          ==============================================
                                                              STRONG
                                                            OPPORTUNITY               EMERGING       HARD       REAL      COMBINED
                                                              FUND II      BOND       MARKETS       ASSETS     ESTATE      TOTAL
===================================================================================================================================

Changes from operations:
  Net investment income (expense) .............................   $ 16,572    $   564    $  (8,309)   $   137    $ 35   $ 1,176,799
  Net realized gains (losses) on sales of
    investments in portfolio shares ...........................     21,249     (3,919)     633,666       (951)     54     1,647,752
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ..........................................    (32,177)     2,597      (21,015)       (91)    388    (2,642,023)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations .......................................      5,644       (758)     604,342       (905)    477       182,528
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..............................     59,923       (195)      10,925       (305)     (7)   19,574,255
  Contract redemptions ........................................     (9,048)      (278)      (3,267)      (166)    (59)   (9,295,062)
  Net transfers ...............................................    (48,196)    (3,810)    (640,140)   (21,198)   (3,776)         --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ....................      2,679     (4,283)    (632,482)   (21,669)   (3,842) 10,279,193
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............      8,323     (5,041)     (28,140)   (22,574)   (3,365) 10,461,721
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................    136,677     22,841       66,347     22,574    4,610   15,690,620
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year ............................   $145,000    $17,800    $  38,207    $    --    $1,245 $26,152,341
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1999


====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                          THE ALGER AMERICAN FUNDS                        PORTFOLIOS
                                                          ============================================================   ==========
                                                                         LEVERAGED         MIDCAP          SMALL          INCOME AND
                                                           GROWTH          ALLCAP          GROWTH      CAPITALIZATION       GROWTH
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...   $  34,014        $   9,526        $   6,642        $   1,455       $       2
Expenses:
  Mortality and expense risk fees ..................       4,482            2,637              663              249           3,348
  Administrative fees ..............................         585              344               87               33             437
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ................................       5,067            2,981              750              282           3,785
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........      28,947            6,545            5,892            1,173          (3,783)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
    Net realized gains (losses) on sales of
      investments in portfolio shares ..............      54,246           23,355               27              716          24,340
    Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares .............................       6,282          135,119           20,990           10,541          14,852
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments
          in portfolio shares ......................      60,528          158,474           21,017           11,257          39,192
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ........................   $  89,475        $ 165,019        $  26,909        $  12,430       $  35,409
====================================================================================================================================


Statements of Changes in Net Assets


For the Year Ended December 31, 1999

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                          THE ALGER AMERICAN FUNDS                        PORTFOLIOS
                                                          ============================================================   ==========
                                                                         LEVERAGED         MIDCAP          SMALL          INCOME AND
                                                           GROWTH          ALLCAP          GROWTH      CAPITALIZATION       GROWTH
====================================================================================================================================

Changes from operations:
  Net investment income (expense) ..................   $  28,947        $   6,545        $   5,892        $   1,173       $  (3,783)
  Net realized gains (losses) on sales
    of investments in portfolio shares .............      54,246           23,355               27              716          24,340
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares ............................       6,282          135,119           20,990           10,541          14,852
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ..........................      89,475          165,019           26,909           12,430          35,409
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...................     366,463          347,459          128,866           46,543         546,284
  Contract redemptions .............................      (8,924)          (1,041)            (288)              --          (8,762)
  Net transfers ....................................    (170,214)          14,358            2,859          (18,857)       (110,527)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .........     187,325          360,776          131,437           27,686         426,995
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets .     276,800          525,795          158,346           40,116         462,404
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ......................     102,850           48,593           27,912            9,251          75,130
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year ...............   $ 379,650        $ 574,388        $ 186,258        $  49,367       $ 537,534
====================================================================================================================================

    The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                CONSECO SERIES
         (CONTINUED)                      BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   =========================================================     =======================================
                                                                SMALL
                                              GROWTH AND       COMPANY                                                  FIXED
INTERNATIONAL     VALUE          GROWTH         INCOME          GROWTH    INTERNATIONAL      BALANCED    EQUITY        INCOME
====================================================================================================================================


 $       --     $    5,873     $        2     $       --     $       --     $       15     $   54,308     $   26,474     $    7,238

      3,993            668             97          2,282            106             12          2,205            518          1,287
        521             87             13            298             14              2            288             68            168
------------------------------------------------------------------------------------------------------------------------------------
      4,514            755            110          2,580            120             14          2,493            586          1,455
------------------------------------------------------------------------------------------------------------------------------------
     (4,514)         5,118           (108)        (2,580)          (120)             1         51,815         25,888          5,783
------------------------------------------------------------------------------------------------------------------------------------



    596,369            590            916         13,140            (28)             1           (993)           248         (4,807)

        194         (5,115)         2,848        161,916          9,537            483          5,856         (4,139)        (2,494)
------------------------------------------------------------------------------------------------------------------------------------
    596,563         (4,525)         3,764        175,056          9,509            484          4,863         (3,891)        (7,301)
------------------------------------------------------------------------------------------------------------------------------------
 $  592,049     $      593     $    3,656     $  172,476     $    9,389     $      485     $   56,678     $   21,997     $   (1,518)
====================================================================================================================================

====================================================================================================================================
      AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                CONSECO SERIES
         (CONTINUED)                      BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   ========================================================     ========================================
                                                                SMALL
                                              GROWTH AND       COMPANY                                                 FIXED
INTERNATIONAL     VALUE          GROWTH         INCOME          GROWTH    INTERNATIONAL     BALANCED    EQUITY        INCOME
====================================================================================================================================


 $   (4,514)    $    5,118     $     (108)    $   (2,580)    $     (120)    $        1     $   51,815     $   25,888     $    5,783

    596,369            590            916         13,140            (28)             1           (993)           248         (4,807)


        194         (5,115)         2,848        161,916          9,537            483          5,856         (4,139)        (2,494)
------------------------------------------------------------------------------------------------------------------------------------
    592,049            593          3,656        172,476          9,389            485         56,678         21,997         (1,518)
------------------------------------------------------------------------------------------------------------------------------------

     33,844         33,934         48,542        551,218         29,129          2,285        110,524         43,528         41,424
        (60)          (745)          (225)        (4,025)            --             --            (85)           (43)       (12,695)
    (82,554)        11,763         (8,596)        15,489            572             --        (35,736)        (6,724)       (27,228)
------------------------------------------------------------------------------------------------------------------------------------

    (48,770)        44,952         39,721        562,682         29,701          2,285         74,703         36,761          1,501
------------------------------------------------------------------------------------------------------------------------------------
    543,279         45,545         43,377        735,158         39,090          2,770        131,381         58,758            (17)
------------------------------------------------------------------------------------------------------------------------------------
      7,451         43,447             --         47,737             --             --        177,797         35,556         88,888
------------------------------------------------------------------------------------------------------------------------------------
 $  550,730     $   88,992     $   43,377     $  782,895     $   39,090     $    2,770     $  309,178     $   94,314     $   88,871
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 1999


====================================================================================================================================
                                                                        CONSECO SERIES                                    DREYFUS
                                                                       TRUST PORTFOLIOS                                   VARIABLE
                                                                          (CONTINUED)                                    INVESTMENT
                                                                  =========================                              ==========
                                                                                               DREYFUS
                                                                                               SOCIALLY       DREYFUS
                                                                   GOVERNMENT     MONEY      RESPONSIBLE       STOCK     DISCIPLINED
                                                                   SECURITIES     MARKET        GROWTH         INDEX        STOCK
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $     5,600   $    90,490   $     3,871   $     5,898   $     571
Expenses:
  Mortality and expense risk fees ..............................          869        20,687           419         5,018         303
  Administrative fees ..........................................          113         2,695            55           655          40
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................          982        23,382           474         5,673         343
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................        4,618        67,108         3,397           225         228
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................       (3,771)           --           263        38,312       2,815
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................       (2,978)           --        12,275        15,730       1,095
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....       (6,749)           --        12,538        54,042       3,910
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ....................................  $    (2,131)  $    67,108   $    15,935   $    54,267   $   4,138
====================================================================================================================================


Statements of Changes in Net Assets - Continued


For the Year Ended December 31, 1999

====================================================================================================================================
                                                                        CONSECO SERIES                                    DREYFUS
                                                                       TRUST PORTFOLIOS                                   VARIABLE
                                                                          (CONTINUED)                                    INVESTMENT
                                                                  =========================                              ==========
                                                                                               DREYFUS
                                                                                               SOCIALLY       DREYFUS
                                                                   GOVERNMENT     MONEY      RESPONSIBLE       STOCK     DISCIPLINED
                                                                   SECURITIES     MARKET        GROWTH         INDEX        STOCK
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $     4,618   $    67,108   $     3,397   $       225   $     228
   Net realized gains (losses) on sales of investments
     in portfolio shares .......................................       (3,771)           --           263        38,312       2,815
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ........................       (2,978)           --        12,275        15,730       1,095
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...       (2,131)       67,108        15,935        54,267       4,138
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................       70,696     7,805,123        75,767       451,148      54,742
  Contract redemptions .........................................         (410)     (464,912)         (696)      (13,538)         --
  Net transfers ................................................       20,934       571,912        20,938       (39,335)    (24,755)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....................       91,220     7,912,123        96,009       398,275      29,987
------------------------------------------------------------------------------------------------------------------------------------
             Net increase in net assets ........................       89,089     7,979,231       111,944       452,542      34,125
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................       26,525        16,869         3,765        51,917      24,855
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year ...........................  $   115,614   $ 7,996,100   $   115,709   $   504,459   $  58,980
====================================================================================================================================

  The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
  DREYFUS
  VARIABLE
 INVESTMENT                                                      INVESCO VARIABLE
 (CONTINUED)        FEDERATED INSURANCE SERIES FUNDS             INVESTMENT FUNDS               JANUS ASPEN SERIES PORTFOLIOS
=============   ========================================     ========================     ========================================


INTERNATIONAL   HIGH INCOME   INTERNATIONAL                    EQUITY                      AGGRESSIVE                    WORLDWIDE
    VALUE         BOND II       EQUITY II     UTILITY II       INCOME       HIGH YIELD       GROWTH         GROWTH         GROWTH
====================================================================================================================================

 $    2,026     $    7,013     $       79     $    4,054     $      109     $   10,894     $    3,490     $    1,700     $      410

         96          1,675             34            644            107            467          1,404          4,902          2,908
         12            219              4             84             14             61            183            639            379
------------------------------------------------------------------------------------------------------------------------------------
        108          1,894             38            728            121            528          1,587          5,541          3,287
------------------------------------------------------------------------------------------------------------------------------------
      1,918          5,119             41          3,326            (12)        10,366          1,903         (3,841)        (2,877)
------------------------------------------------------------------------------------------------------------------------------------



         48         (6,718)            24         (1,129)           659           (290)        12,001        119,617          6,918

        669         (1,069)         2,711         (2,912)           335         (5,213)       140,010         36,327        203,173
------------------------------------------------------------------------------------------------------------------------------------
        717         (7,787)         2,735         (4,041)           994         (5,503)       152,011        155,944        210,091
------------------------------------------------------------------------------------------------------------------------------------
 $    2,635     $   (2,668)    $    2,776     $     (715)    $      982     $    4,863     $  153,914     $  152,103     $  207,214
====================================================================================================================================

====================================================================================================================================
  DREYFUS
  VARIABLE
 INVESTMENT                                                      INVESCO VARIABLE
 (CONTINUED)        FEDERATED INSURANCE SERIES FUNDS             INVESTMENT FUNDS               JANUS ASPEN SERIES PORTFOLIOS
=============   ========================================     ========================     ========================================


INTERNATIONAL   HIGH INCOME   INTERNATIONAL                    EQUITY                      AGGRESSIVE                    WORLDWIDE
    VALUE         BOND II       EQUITY II     UTILITY II       INCOME       HIGH YIELD       GROWTH         GROWTH         GROWTH
====================================================================================================================================

 $    1,918     $    5,119     $       41     $    3,326     $      (12)    $   10,366     $    1,903     $   (3,841)    $   (2,877)

         48         (6,718)            24         (1,129)           659           (290)        12,001        119,617          6,918

        669         (1,069)         2,711         (2,912)           335         (5,213)       140,010         36,327        203,173
------------------------------------------------------------------------------------------------------------------------------------
      2,635         (2,668)         2,776           (715)           982          4,863        153,914        152,103        207,214
------------------------------------------------------------------------------------------------------------------------------------

     17,939        203,258          7,237         63,856         19,037        134,822        311,095        607,627        505,696
     (1,780)        (1,776)          (404)        (3,740)            --         (1,994)        (1,457)        (9,223)        (3,717)
         --        (69,189)            --        (58,233)        (6,529)        57,049         93,532       (120,321)        16,880
------------------------------------------------------------------------------------------------------------------------------------

     16,159        132,293          6,833          1,883         12,508        189,877        403,170        478,083        518,859
------------------------------------------------------------------------------------------------------------------------------------
     18,794        129,625          9,609          1,168         13,490        194,740        557,084        630,186        726,073
------------------------------------------------------------------------------------------------------------------------------------
      7,687         31,982             --         27,590             --          7,432          3,236         92,316         78,248
------------------------------------------------------------------------------------------------------------------------------------
 $   26,481     $  161,607     $    9,609     $   28,758     $   13,490     $  202,172     $  560,320     $  722,502     $  804,321
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 1999


====================================================================================================================================
                                                                                                                          NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                      LAZARD RETIREMENT                                     TRUST
                                                                      SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                  =========================                              ==========
                                                                                                             MITCHELL
                                                                                              LORD ABBETT    HUTCHINS
                                                                                              SERIES FUND  SERIES TRUST    LIMITED
                                                                                              GROWTH AND   GROWTH AND      MATURITY
                                                                    EQUITY       SMALL CAP      INCOME       INCOME          BOND
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $       388   $        66   $     5,517   $        --   $     309
                                                                  -----------   -----------   -----------   ---------     ---------
Expenses:
  Mortality and expense risk fees ..............................          315            27           616             6         264
  Administrative fees ..........................................           40             4            80             1          34
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................          355            31           696             7         298
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................           33            35         4,821            (7)         11
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
 (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................        3,161          (115)          138            --         (84)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................       (5,024)         (340)        2,927            61         160
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....       (1,863)         (455)        3,065            61          76
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ....................................  $    (1,830)  $      (420)  $     7,886   $        54   $      87
====================================================================================================================================

Statements of Changes in Net Assets - Continued


For the Year Ended December 31, 1999

====================================================================================================================================
                                                                                                                          NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                      LAZARD RETIREMENT                                     TRUST
                                                                      SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                  =========================                              ==========
                                                                                                             MITCHELL
                                                                                              LORD ABBETT    HUTCHINS
                                                                                              SERIES FUND  SERIES TRUST    LIMITED
                                                                                              GROWTH AND   GROWTH AND      MATURITY
                                                                    EQUITY       SMALL CAP      INCOME       INCOME          BOND
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $        33   $        35   $     4,821   $        (7)  $      11
    Net realized gains (losses) on sales of
      investments in portfolio shares ..........................        3,161          (115)          138            --         (84)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................       (5,024)         (340)        2,927            61         160
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ..       (1,830)         (420)        7,886            54          87
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................       10,037         3,831        17,497         1,233      47,922
  Contract redemptions .........................................         (847)          (37)       (3,560)           --      (2,109)
  Net transfers ................................................      (67,298)       (7,154)           --            --     (18,944)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ....................      (58,108)       (3,360)       13,937         1,233      26,869
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ...............      (59,938)       (3,780)       21,823         1,287      26,956
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................       70,140         7,475        47,596            --      23,609
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .............................  $    10,202   $     3,695   $    69,419   $     1,287   $  50,565
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
===========   ===========                     ==============================================================

                                 STRONG
                 MID CAP       OPPORTUNITY                         EMERGING           HARD              REAL           COMBINED
  PARTNERS      GROWTH II        FUND II           BOND             MARKETS           ASSETS           ESTATE            TOTAL
==================================================================================================================  ===============

  $    707   $           51  $        6,235    $         832         $     --         $     --         $     --        $ 295,859

       175              971           1,876              232              214              107               20           66,903
        23              127             245               30               28               13                3            8,726
-------------------------------------------------------------------------------------------------------------------  --------------
       198            1,098           2,121              262              242              120               23           75,629
-------------------------------------------------------------------------------------------------------------------- --------------
       509           (1,047)          4,114              570             (242)            (120)             (23)         220,230
-------------------------------------------------------------------------------------------------------------------- --------------



     1,695           16,039           1,523             (786)             379             (525)             (17)         898,277

      (518)          53,918          11,123           (1,587)          21,124               91             (240)         838,718
-------------------------------------------------------------------------------------------------------------------  ------------
     1,177           69,957          12,646           (2,373)          21,503             (434)            (257)       1,736,995
-------------------------------------------------------------------------------------------------------------------  -------------
  $  1,686   $       68,910  $       16,760    $      (1,803)   $      21,261   $         (554)  $         (280)     $ 1,957,225
===================================================================================================================  =============



====================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
===========   ===========                     ==============================================================

                                 STRONG
                 MID CAP       OPPORTUNITY                         EMERGING           HARD              REAL           COMBINED
  PARTNERS      GROWTH II        FUND II           BOND             MARKETS           ASSETS           ESTATE            TOTAL
===================================================================================================================   ============

 $     509   $       (1,047) $        4,114    $         570    $        (242)  $         (120)  $          (23)      $   220,230

     1,695           16,039           1,523             (786)             379             (525)             (17)          898,277

      (518)          53,918          11,123           (1,587)          21,124               91             (240)          838,718
-------------------------------------------------------------------------------------------------------------------   -------------
     1,686           68,910          16,760           (1,803)          21,261             (554)            (280)        1,957,225
-------------------------------------------------------------------------------------------------------------------   -------------

    17,340          117,223         126,886            6,718           34,646             (140)           1,015        13,042,294
       (43)          (2,366)         (8,456)              --             (179)            (141)             (19)         (558,297)
   (19,839)          43,892         (18,400)           3,618            9,334           23,409            3,894                --
-------------------------------------------------------------------------------------------------------------------   -------------
    (2,542)         158,749         100,030           10,336           43,801           23,128            4,890        12,483,997
-------------------------------------------------------------------------------------------------------------------   -------------
      (856)         227,659         116,790            8,533           65,062           22,574            4,610        14,441,222
-------------------------------------------------------------------------------------------------------------------   -------------
    19,150            8,914          19,887           14,308            1,285               --               --         1,249,398
-------------------------------------------------------------------------------------------------------------------   -------------
 $  18,294   $      236,573  $      136,677    $      22,841    $      66,347   $       22,574   $        4,610       $15,690,620
===================================================================================================================   =============

CONSECO VARIABLE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2000 AND 1999


================================================================================
(1) GENERAL

   Conseco Variable Insurance Company (the "Company") established two separate accounts within Conseco Variable Annuity Account G ("Account G"). Both accounts were established on September 26, 1997, and commenced operations on April 29, 1998. Account G is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account G ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Interest Adjustment Account ("IAA"), offers investment options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. Prior to May 1, 2000, the interest adjustment account was known as the market value account. Since inception, there have been no funds allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Besides the three guarantee periods of the IAA option, the following Variable Account investment options are currently available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   Growth and Income Fund
   International Fund
   New Generation Fund
   Small Company Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund

SELIGMAN PORTFOLIOS, INC.
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares

CONSECO VARIABLE ANNUITY ACCOUNT G

DECEMBER 31, 2000 AND 1999

================================================================================

sold is determined on a first-in first-out basis. Account G does not hold any investments which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares were $481,324,750 and $77,960,412 for the years ended December 31, 2000 and 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $469,858,097 and $65,241,882 for the years ended December 31, 2000 and 1999, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account G a fee, which is equal on an annual basis to 1.15 percent of the daily value of the total investments of Account G, for assuming the mortality and expense risks. These fees were $210,452 and $66,903 for the years ended December 31, 2000 and 1999, respectively.

   Pursuant to an agreement between Account G and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. There were no sales and administrative charges for the years ended December 31, 2000 and 1999. The Company also deducts daily from Account G a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account G, for administrative expenses. These expenses were $27,449 and $8,726 for the years ended December 31, 2000 and 1999, respectively.

   The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period with certain exceptions. This adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the IAA contract. There were no charges for the years ended December 31, 2000 and 1999.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6) NET ASSETS

   Detail for net assets begins on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT G

(6) NET ASSETS


AS OF DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                           THE ALGER AMERICAN FUNDS                       PORTFOLIOS
                                                           ============================================================  ==========
                                                                          LEVERAGED         MIDCAP          SMALL         INCOME AND
                                                            GROWTH          ALLCAP          GROWTH      CAPITALIZATION      GROWTH
====================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed since inception ..  $   553,683        $ 642,238        $ 427,984        $ 154,990      $ 190,193
Undistributed net investment income (expense) ......      195,177           69,358           46,974           54,020         (6,587)
Undistributed net realized gain (loss) on sales
  of investments ...................................     (250,876)         121,031           29,748           (2,696)       (36,752)
Net unrealized appreciation (depreciation)
  of investments ...................................      (27,627)        (236,287)         (29,776)         (80,798)       (13,747)
------------------------------------------------------------------------------------------------------------------------------------
  Net assets .......................................  $   470,357        $ 596,340        $ 474,930        $ 125,516      $ 133,107
====================================================================================================================================
                                                             AMERICAN CENTURY
                                                            VARIABLE PORTFOLIOS
                                                                (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST
                                                        ===========================        ========================================
                                                                                                          GROWTH AND
                                                        INTERNATIONAL       VALUE           GROWTH          INCOME     INTERNATIONAL
====================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed since inception ..  $(1,424,390)       $  68,745        $ 133,556        $ 436,636      $     760
Undistributed net investment income (expense) ......       37,369            8,209            2,790              504           (126)
Undistributed net realized gain (loss) on sales
  of investments ...................................    1,467,638           (4,826)           2,515          182,578           (634)
Net unrealized appreciation (depreciation)
  of investments ...................................        2,702           14,290          (29,308)        (105,643)            --
------------------------------------------------------------------------------------------------------------------------------------
   Net assets ......................................  $    83,319        $  86,418        $ 109,553        $ 514,075      $      --
====================================================================================================================================

                                                             BERGER INSTITUTIONAL                    CONSECO SERIES TRUST
                                                          PRODUCTS TRUST (CONTINUED)                      PORTFOLIOS
                                                          ==========================      =========================================
                                                                           SMALL
                                                              NEW         COMPANY                          CONSECO
                                                          GENERATION       GROWTH          BALANCED        20 FOCUS         EQUITY
====================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed ..................    $  15,000        $ 459,426        $ 516,118        $  33,952      $ 508,351
Undistributed net investment income (expense) ......          (63)           3,027          131,967              (69)       117,928
Undistributed net realized gain (loss) on sales
  of investments ...................................           (7)           8,347           25,844              146          9,952
Net unrealized appreciation (depreciation)
  of investments ...................................       (6,051)         (85,130)         (91,123)          (8,571)      (109,368)
------------------------------------------------------------------------------------------------------------------------------------
  Net assets .......................................    $   8,879        $ 385,670        $ 582,806        $  25,458      $ 526,863
====================================================================================================================================

                                                                            CONSECO SERIES TRUST
                                                                            PORTFOLIOS (CONTINUED)
                                                           =========================================================
                                                                                                                           DREYFUS
                                                                                                                          SOCIALLY
                                                            FIXED         GOVERNMENT         HIGH           MONEY        RESPONSIBLE
                                                            INCOME        SECURITIES         YIELD          MARKET         GROWTH
====================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed since inception ..    $ 171,859        $ 166,698        $  31,495        $15,836,261    $ 232,464
Undistributed net investment income (expense) ......       15,793           12,079              466          293,458          2,860
Undistributed net realized gain (loss) on sales
  of investments ...................................       (6,747)          (4,947)               4               --         10,065
Net unrealized appreciation (depreciation)
  of investments ...................................        4,340            6,631               10               --        (22,171)
------------------------------------------------------------------------------------------------------------------------------------
  Net assets .......................................    $ 185,245        $ 180,461        $  31,975        $16,129,719    $ 223,218
====================================================================================================================================

                         DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                         INVESTMENT FUNDS                      FEDERATED INSURANCE SERIES                    INVESTMENT FUNDS
                    ===========================     ==============================================     ============================
    DREYFUS
     STOCK          DISCIPLINED   INTERNATIONAL     HIGH INCOME     INTERNATIONAL                        EQUITY
     INDEX             STOCK          VALUE           BOND II         EQUITY II       UTILITY II         INCOME          HIGH YIELD
====================================================================================================================================
$  760,218       $  231,922        $  5,447        $  79,646      $  (119,880)        $ 57,639         $ 14,475         $ 31,130
    10,668           (4,312)          3,508           18,227           (1,180)           4,358              701            9,195
    (5,029)         (18,637)         (1,744)         (21,065)         167,900           (1,514)           1,551          (12,372)
   (50,408)          (4,914)           (474)          (9,630)           2,032           (5,214)            (473)          (3,068)
------------------------------------------------------------------------------------------------------------------------------------
$  715,449       $  204,059        $  6,737        $  67,178        $  48,872         $ 55,269         $ 16,254         $ 24,885
====================================================================================================================================

                                                                                         LORD           MITCHELL
                                                            LAZARD RETIREMENT           ABBETT          HUTCHINS
         JANUS ASPEN SERIES PORTFOLIOS                      SERIES PORTFOLIOS           SERIES           SERIES
=============================================          ==========================        FUND             TRUST
  AGGRESSIVE                        WORLDWIDE                                           GROWTH            GROWTH
    GROWTH            GROWTH          GROWTH             EQUITY       SMALL CAP       AND INCOME        AND INCOME
===================================================================================================================
$1,367,129       $  952,712      $  370,350        $   6,951        $  60,201       $   92,490       $    1,233
   117,885          103,316          78,846            1,154              433            7,363               63
    82,982         (195,631)        265,203            3,078              601            1,878               --
  (497,050)         (44,072)         23,261           (1,005)           2,460           16,463              (84)
-------------------------------------------------------------------------------------------------------------------
$1,070,946       $  816,325      $  737,660        $  10,178        $  63,695       $  118,194       $    1,212
===================================================================================================================

                                                                                                         STRONG
        NEUBERGER BERMAN                                                                                VARIABLE
      ADVISERS MANAGEMENT                                                                               INSURANCE
        TRUST PORTFOLIOS               RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS              FUNDS
=============================       ==========================      =============================       =========
                                                                    COMMUNICATIONS                                        STRONG
    LIMITED                                                              AND            GLOBAL           MID CAP        OPPORTUNITY
 MATURITY BOND       PARTNERS         NOVA              OTC          INFORMATION      TECHNOLOGY        GROWTH II         FUND II
====================================================================================================================================
     $ 74,800        $  13,248      $  59,802         $220,716         $ 36,106        $  18,900        $ 888,886        $ 121,298
        2,700            3,138            758            3,504            2,855              367           44,829           20,631
         (429)           2,057           (304)          (6,192)          (5,433)          (3,938)          74,607           22,720
        1,350              421         (8,370)         (68,785)         (11,228)          (3,100)        (221,998)         (19,649)
------------------------------------------------------------------------------------------------------------------------------------
     $ 78,421        $  18,864      $  51,886         $149,243         $ 22,300        $  12,229        $ 786,324        $ 145,000
====================================================================================================================================

          VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
============================================================
                  EMERGING          HARD            REAL                                                               COMBINED
   BOND           MARKETS          ASSETS          ESTATE                                                                TOTAL
============================================================                                                           =============
  $ 20,488       $ (587,653)        $ 1,458          $ 1,048                                                           $ 23,936,779
     1,124           (8,556)             18               12                                                              1,406,739
    (4,705)         634,045          (1,476)              37                                                              2,528,573
       893              371              --              148                                                             (1,719,750)
------------------------------------------------------------                                                           -------------
  $ 17,800       $   38,207         $    --          $ 1,245                                                           $ 26,152,341
============================================================                                                           =============

REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT G

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account G (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 12, 2001

--------------------------------------------------------------------------------
                          CONSECO VARIABLE ANNUITY ACCOUNT G
                          SPONSOR
                          Conseco Variable Insurance Company - Carmel, Indiana. DISTRIBUTOR
                          Conseco Equity Sales, Inc. - Carmel, Indiana
                          INDEPENDENT PUBLIC ACCOUNTANTS
                          PricewaterhouseCoopers LLP - Indianapolis, Indiana.

      CONSECO VARIABLE ANNUITY ACCOUNT G IS ISSUED BY CONSECO VARIABLE INSURANCE
              COMPANY THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE
             OFFERED, BY CONSECO EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO,
       INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA.
               CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS,
           HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.


                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                             CV-210 (2/01) 05961
                                     (C) 2001 Conseco Variable Insurance Company

                                                                 www.conseco.com




INSURANCE INVESTMENTS LENDING
----------------------------------------------------------------- [CONSECO LOGO]





                       Conseco Variable Insurance Company

              Consolidated Financial Statements as of December 31,
               2000 and 1999, and for the years ended December 31,
                               2000, 1999 and 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements give retroactive effect to the merger of Conseco Variable Insurance Company and Providential Life Insurance Company which has been accounted for as a pooling of interests as described in note 2 to the consolidated financial statements. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




                                                /s/ PricewaterhouseCoopers LLP
                                                --------------------------------
                                                PricewaterhouseCoopers LLP


April 6, 2001


                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                           December 31, 2000 and 1999
                              (Dollars in millions)


                                     ASSETS


                                                                                          2000              1999
                                                                                          ----              ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       2000 - $1,260.6; 1999 - $1,510.9)...............................................  $1,192.1           $1,416.7
    Equity securities at fair value (cost: 2000 - $9.1; 1999 - $47.8)..................       8.6               49.8
    Mortgage loans.....................................................................     100.0              108.0
    Policy loans.......................................................................      75.7               75.5
    Other invested assets .............................................................      73.3               50.8
                                                                                         --------           --------

          Total investments............................................................   1,449.7            1,700.8

Cash and cash equivalents..............................................................      78.8               83.4
Accrued investment income..............................................................      24.9               35.6
Cost of policies purchased.............................................................     116.1              138.0
Cost of policies produced..............................................................     214.1              147.6
Reinsurance receivables................................................................      22.4               26.4
Goodwill...............................................................................      43.7               45.3
Assets held in separate accounts.......................................................   1,825.5            1,457.0
Other assets...........................................................................       5.4                5.8
                                                                                         --------           --------

          Total assets.................................................................  $3,780.6           $3,639.9
                                                                                         ========           ========





















                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                     CONSOLIDATED BALANCE SHEET (Continued)
                           December 31, 2000 and 1999
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                           2000             1999
                                                                                           ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,128.6           $1,289.2
       Traditional products............................................................     270.9              255.1
       Claims payable and other policyholder funds.....................................      36.3               64.1
       Liabilities related to separate accounts........................................   1,825.5            1,457.0
    Income tax liabilities.............................................................      49.4               34.0
    Investment borrowings..............................................................      58.5              135.1
    Other liabilities..................................................................      15.0               14.9
                                                                                         --------           --------

            Total liabilities..........................................................   3,384.2            3,249.4
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     393.5              393.5
    Accumulated other comprehensive loss...............................................     (25.2)             (29.1)
    Retained earnings..................................................................      28.1               26.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     396.4              390.5
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,780.6           $3,639.9
                                                                                         ========           ========























                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)


                                                                          2000              1999            1998
                                                                          ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 91.0           $ 92.1            $ 95.7
    Net investment income............................................     315.8            298.9             199.5
    Net gains (losses) from sale of investments......................     (12.1)           (10.0)             18.5
                                                                         ------           ------            ------

          Total revenues.............................................     394.7            381.0             313.7
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     296.3            284.1             190.3
    Amortization.....................................................      30.3             14.3              34.0
    Other operating costs and expenses...............................      44.1             41.5              42.1
                                                                         ------           ------            ------

          Total benefits and expenses................................     370.7            339.9             266.4
                                                                         ------           ------            ------

          Income before income taxes.................................      24.0             41.1              47.3

Income tax expense...................................................       9.2             14.4              16.6
                                                                         ------           ------            ------

          Net income.................................................    $ 14.8           $ 26.7            $ 30.7
                                                                         ======           ======            ======




























                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1997.................................   $430.9          $393.5               $  8.8          $ 28.6

   Comprehensive income, net of tax:
     Net income............................................     30.7             -                    -              30.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.2

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    419.2           393.5                  (.7)           26.4

   Comprehensive loss, net of tax:
     Net income............................................     26.7             -                     -             26.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
         of $16.1).........................................    (28.4)            -                  (28.4)             -
                                                              ------

         Total comprehensive loss..........................     (1.7)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................    390.5           393.5                (29.1)           26.1

   Comprehensive income, net of tax:
     Net income............................................     14.8             -                    -              14.8
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax
         expense of $2.2)..................................      3.9             -                    3.9             -
                                                              ------

         Total comprehensive income........................     18.7

   Dividends on common stock...............................    (12.8)            -                    -             (12.8)
                                                              ------          ------               ------          ------

Balance, December 31, 2000.................................   $396.4          $393.5               $(25.2)         $ 28.1
                                                              ======          ======               ======          ======











                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)


                                                                         2000              1999             1998
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    14.8        $    26.7         $    30.7
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      30.3             14.3              43.4
         Income taxes................................................      11.4             12.0              (1.0)
         Insurance liabilities.......................................      88.9            162.6             120.0
         Accrual and amortization of investment income...............       4.3            (11.4)              1.6
         Deferral of cost of policies produced.......................     (84.2)           (62.7)            (35.3)
         Net (gains) losses from sale of investments.................      12.1             10.0             (18.5)
         Other.......................................................      (1.0)            (3.8)            (37.2)
                                                                      ---------        ---------         ---------

         Net cash provided by operating activities...................      76.6            147.7             103.7
                                                                      ---------        ---------         ---------

Cash flows from investing activities:
   Sales of investments..............................................   1,115.3            904.8           1,185.0
   Maturities and redemptions........................................      53.8            109.0             145.5
   Purchases of investments..........................................  (1,587.6)        (1,502.0)         (1,420.7)
                                                                      ---------        ---------         ---------

         Net cash used by investing activities.......................    (418.5)          (488.2)            (90.2)
                                                                      ---------        ---------         ---------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     893.7            654.1             400.4
   Investment borrowings.............................................     (76.6)            69.4               4.7
   Withdrawals from insurance liabilities............................    (467.0)          (324.8)           (385.0)
   Dividends paid on common stock....................................     (12.8)           (27.0)            (32.9)
                                                                      ----------       ---------         ---------

         Net cash provided (used) by financing activities............     337.3            371.7             (12.8)
                                                                      ---------        ---------         ---------

         Net increase (decrease) in cash and cash equivalents........      (4.6)            31.2                .7

Cash and cash equivalents, beginning of year.........................      83.4             52.2              51.5
                                                                      ---------        ---------         ---------

Cash and cash equivalents, end of year............................... $    78.8        $    83.4         $    52.2
                                                                      =========        =========         =========












                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company with subsidiaries operating throughout the United States. Conseco's insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance and other insurance products. Conseco's finance subsidiaries originate, securitize and service manufactured housing, home equity, retail credit and floorplan loans. Conseco's operating strategy is to grow its business by focusing its resources on the development and expansion of profitable products and strong distribution channels, to seek to achieve superior investment returns through active asset management and to control expenses.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The following summary explains the accounting policies we use to prepare our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board ("FASB"), the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1999 and 1998 financial statements and notes to conform with the 2000 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     When we sell a security (other than a trading security), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

     Assets Held in Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the gain or loss realized and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income (loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If we determine a portion of the unamortized balance is not recoverable, it is charged to amortization expense.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. We also defer renewal commissions paid in excess of ultimate commission levels related to the purchased policies in this account. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40- year period. The total accumulated amortization of goodwill was $17.6 million and $16.1 million at December 31, 2000 and 1999, respectively. We continually monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. At December 31, 2000, goodwill is also recoverable from projected net cash flows from estimated earnings (including earnings on projected amounts of new business consistent with the Company's business plan), discounted at rates we believe are appropriate for the business. If we were to determine that changes in undiscounted projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as a result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $11.1 million, $23.1 million and $21.0 million in 2000, 1999 and 1998, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $10.1 million, $20.8 million and $21.8 million in 2000, 1999 and 1998, respectively.

     From time-to-time, we assume insurance from other companies. Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize the cost of policies produced described above. Reinsurance premiums assumed totaled $4.9 million, $18.7 million and $15.6 million in 2000, 1999 and 1998, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $86.3 million during 2000 and $137.7 million during 1999. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.8 percent and 5.0 percent in 2000 and 1999, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2000). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations. The market value of policy loans approximates their carrying value.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Here are the estimated fair values of our financial instruments:

                                                                              2000                          1999
                                                                   ------------------------      -------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,192.1        $1,192.1      $1,416.7        $1,416.7
   Equity securities ...........................................        8.6             8.6          49.8            49.8
   Mortgage loans...............................................      100.0            97.7         108.0           102.8
   Policy loans.................................................       75.7            75.7          75.5            75.5
   Other invested assets........................................       73.3            73.3          50.8            50.8
   Cash and cash equivalents....................................       78.8            78.8          83.4            83.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,128.6         1,128.6       1,289.2         1,289.2
   Investment borrowings........................................       58.5            58.5         135.1           135.1

--------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2000 and 1999. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest- sensitive products. However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" and Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("SFAS 138") requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. We will adopt SFAS 133 as of January 1, 2001. Because of our minimal use of derivatives, we do not anticipate that the adoption of the new standard and implementation guidance approved by FASB prior to December 31, 2000, will have a material impact on the Company's financial position or results of operations.

2.   MERGER

     On January 1, 2000, Providential was merged with the Company, with the Company being the surviving corporation. At the time of the merger, all 10,000 shares of Providential's $100 par value common stock were cancelled. Each share of common stock of the Company issued and outstanding at January 1, 2000, remained outstanding as the common stock of the merged company.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Providential was acquired by Conseco on September 30, 1997, in a business combination accounted for under the purchase method of accounting. As described in note 1, the consolidated financial statements include the assets and liabilities of Providential at December 31, 2000 and 1999, and its results of operations, changes in shareholder's equity and cash flows as if the merger occurred on September 30, 1997. The impact of the merger on certain balances reflected in the consolidated financial statements was as follows:

                                                         Amount Prior to                         Reported
                                                        Effect of Merger      Providential        Amount
                                                        ----------------      ------------        ------
                                                                          (Dollars in millions)

1999
----
Total assets.........................................        $3,613.8             $26.1          $3,639.9
Total liabilities....................................         3,238.1              11.3           3,249.4
Total shareholder's equity...........................           375.7              14.8             390.5
Revenues.............................................           359.7              21.3             381.0
Net income...........................................            25.2               1.5              26.7

1998
----
Revenues.............................................           290.1              23.6             313.7
Net income...........................................            30.6                .1              30.7


3.   INVESTMENTS:

     At December 31, 2000, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  693.4        $1.7        $38.9      $  656.2
   United States Treasury securities and obligations of
     United States government corporations and agencies................      25.6          .9          -            26.5
   States and political subdivisions...................................      11.7          .1           .3          11.5
   Debt securities issued by foreign governments.......................      11.9         -             .5          11.4
   Mortgage-backed securities .........................................     408.2         1.7          4.5         405.4
Below-investment grade (primarily corporate securities)................     109.8          .1         28.8          81.1
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,260.6        $4.5        $73.0      $1,192.1
                                                                         ========        ====        =====      ========

Equity securities......................................................  $    9.1        $ -         $  .5      $    8.6
                                                                         ========        ====        =====      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

    At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                        (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  859.7        $2.2        $60.4      $  801.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,510.9        $4.9        $99.1      $1,416.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

     Accumulated other comprehensive loss is primarily comprised of unrealized losses on actively managed fixed maturity investments. Such amounts, included in shareholder's equity as of December 31, 2000 and 1999, were summarized as follows:

                                                                                                        2000       1999
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)
Unrealized losses on investments.....................................................................  $(74.9)    $(91.9)
Adjustments to cost of policies purchased and cost of policies produced..............................    35.4       46.3
Deferred income tax benefit..........................................................................    14.3       16.5
                                                                                                       ------     ------

       Accumulated other comprehensive loss..........................................................  $(25.2)    $(29.1)
                                                                                                       ======     ======

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 2000, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)

Due in one year or less........................................................................   $    7.6      $    7.6
Due after one year through five years..........................................................       72.7          71.5
Due after five years through ten years.........................................................      176.2         159.3
Due after ten years............................................................................      594.3         546.8
                                                                                                  --------      --------

    Subtotal...................................................................................      850.8         785.2
Mortgage-backed securities (a).................................................................      409.8         406.9
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,260.6      $1,192.1
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized cost and estimated fair value of $1.6 million and $1.5 million, respectively.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


       Net investment income consisted of the following:

                                                                                          2000         1999         1998
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $ 99.4        $116.1      $119.9
Equity securities....................................................................       5.2          12.2         3.2
Mortgage loans.......................................................................       8.8           9.9        12.1
Policy loans.........................................................................       4.8           4.8         5.1
Other invested assets................................................................       5.2           3.5        13.3
Cash and cash equivalents............................................................       2.3           2.1         2.9
Separate accounts....................................................................     191.2         151.8        44.1
                                                                                         ------        ------      ------

    Gross investment income..........................................................     316.9         300.4       200.6
Investment expenses..................................................................       1.1           1.5         1.1
                                                                                         ------        ------      ------

       Net investment income.........................................................    $315.8        $298.9      $199.5
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 2000, 1999 and 1998.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  5.3       $  8.6       $ 34.0
    Gross losses.......................................................................   (13.2)       (14.5)       (12.4)
    Other than temporary decline in fair value.........................................    (4.2)        (1.3)         -
                                                                                         ------       ------       ------

         Net investment gains (losses) from fixed maturities before expenses...........   (12.1)        (7.2)        21.6

Equity securities......................................................................     6.5           .3           .1
Other than temporary decline in fair value of other invested assets....................    (4.3)         -            -
Other..................................................................................      .4           .4          -
                                                                                         ------       ------       ------

         Net investment gains (losses) before expenses.................................    (9.5)        (6.5)        21.7
Investment expenses....................................................................     2.6          3.5          3.2
                                                                                         ------       ------       ------

         Net investment gains (losses).................................................  $(12.1)      $(10.0)      $ 18.5
                                                                                         ======       ======       ======

     At December 31, 2000, the mortgage loan balance was primarily comprised of commercial loans. Approximately 17 percent, 11 percent, 10 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 2000. Our allowance for loss on mortgage loans was $.3 million at both December 31, 2000 and 1999.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $13.4 million at December 31, 2000.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 2000, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


4.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      2000            1999
                                                         ----------   ----------   ----------      ----            ----
                                                                                                  (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)       $  834.3       $  976.7
       Universal life-type contracts...................      N/A          N/A          N/A          294.3          312.5
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,128.6        1,289.2
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.5%          166.3          149.3
                                                          experience
       Limited-payment contracts.......................    Company        (b)         7.5%          104.6          105.8
                                                          experience                             --------       --------
                                                         if applicable

         Total traditional products....................                                             270.9          255.1
                                                                                                 --------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           36.3           64.1
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,825.5        1,457.0
                                                                                                 --------       --------

       Total...........................................                                          $3,261.3       $3,065.4
                                                                                                 ========       ========

-------------
   (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At December 31, 2000 and 1999, approximately 96 percent and 97 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 2000.

5.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                      2000           1999
                                                                                                      ----           ----
                                                                                                     (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  4.0         $  3.6
    Cost of policies purchased and cost of policies produced...................................       94.0           75.3
    Insurance liabilities......................................................................      (50.2)         (39.2)
    Unrealized depreciation....................................................................      (14.3)         (16.5)
    Other......................................................................................        6.0           11.2
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       39.5           34.4
Current income tax liabilities (assets)........................................................        9.9            (.4)
                                                                                                    ------         ------

         Income tax liabilities................................................................     $ 49.4         $ 34.0
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


       Income tax expense was as follows:


                                                                                               2000       1999       1998
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)

Current tax provision (benefit)...........................................................    $(11.7)     $ 4.3      $20.8
Deferred tax provision (benefit)..........................................................      20.9       10.1       (4.2)
                                                                                              ------      -----      -----

         Income tax expense...............................................................    $  9.2      $14.4      $16.6
                                                                                              ======      =====      =====

     A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the statement of operations is as follows:


                                                                                                2000       1999       1998
                                                                                                ----       ----       ----

U.S. statutory corporate rate.............................................................      35.0%      35.0%      35.0%
State taxes...............................................................................        .8        1.5        1.0
Other.....................................................................................       2.5       (1.5)       (.9)
                                                                                               -----       ----      -----

         Income tax expense...............................................................      38.3%      35.0%      35.1%
                                                                                                ====       ====       ====

6.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 2000, includes: (i) accruals of $.5 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 2000; and (ii) receivables of $1.6 million that we estimate will be recovered through a reduction in future premium taxes as a result of such future and prior assessments. At December 31, 1999, such guaranty fund assessment related accruals were $1.6 million and such receivables were $1.1 million. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $.7 million in 2000 and $1.1 million in both 1999 and 1998.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.3 million in 2000, $43.4 million in 1999 and $37.8 million in 1998.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


7.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:


                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $955.5        $720.4      $467.9
    Reinsurance assumed...............................................................       4.9          18.7        15.6
    Reinsurance ceded.................................................................     (11.1)        (23.1)      (21.0)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     949.3         716.0       462.5
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     893.7         654.1       400.4
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      55.6          61.9        62.1
Fees and surrender charges on interest-sensitive products.............................      35.4          30.2        33.6
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 91.0        $ 92.1      $ 95.7
                                                                                          ======        ======      ======

     The four states with the largest shares of 2000 collected premiums were California (16 percent), Florida (11 percent), Texas (11 percent) and Michigan (8 percent). No other state accounted for more than 5 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $138.0       $104.8      $113.6
    Amortization......................................................................     (11.1)        (4.5)      (21.5)
    Amounts related to fair value adjustment of actively managed fixed maturities.....     (10.8)        37.7        11.8
    Other ............................................................................       -            -            .9
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $116.1       $138.0      $104.8
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 10 percent of the December 31, 2000, balance of cost of policies purchased in 2001, 9 percent in 2002, 8 percent in 2003, 7 percent in 2004 and 7 percent in 2005. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.8 percent to 8.0 percent and averaged 5.9 percent.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies produced were as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $147.6       $ 82.5      $ 55.9
    Additions.........................................................................      84.2         62.7        35.3
    Amortization......................................................................     (17.6)        (8.3)      (11.0)
    Amounts related to fair value adjustment of actively managed fixed maturities            (.1)        10.7         2.3
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $214.1       $147.6      $ 82.5
                                                                                          ======       ======      ======

8.   STATEMENT OF CASH FLOWS:

     Income taxes refunded (paid) during 2000, 1999, and 1998, were $5.2 million, ($2.1) million and ($17.1) million, respectively.

9.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:

                                                                                     2000            1999
                                                                                     ----            ----
                                                                                      (Dollars in millions)

   Statutory capital and surplus.................................................. $102.0           $112.6
   Asset valuation reserve........................................................   38.5             41.4
   Interest maintenance reserve...................................................   55.0             66.7
                                                                                   ------           ------

       Total...................................................................... $195.5           $220.7
                                                                                   ======           ======

     Our statutory net income (loss) was $(6.3) million, $14.6 million and $32.7 million in 2000, 1999 and 1998, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2001 of $10.2 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles in a process referred to as codification. Such principles are summarized in the Accounting Practices and Procedures Manual. The revised manual is effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that we use to prepare our statutory-basis financial statements. However, we believe the impact of these changes to our statutory-based capital and surplus as of January 1, 2001, will not be significant.

                                     PART C
                                OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

A.   FINANCIAL STATEMENTS

     The financial statements of Conseco Variable Annuity Account G (the "Separate Account") and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

B.   EXHIBITS

 1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

 2.  Not Applicable.

 3.  Form of Principal Underwriters Agreement.*

 4.  (i)    Individual Fixed and Variable Deferred Annuity

            Contract.*
     (ii)   Allocated Fixed and Variable Group Annuity
            Contract.*
     (iii)  Allocated Fixed and Variable Group Annuity
            Certificate.*
     (iv)   Endorsement Amending MVA Provision+

 5.  Application Form.*

 6.  (i)    Copy of Articles of Incorporation of the Company.*
     (ii)   Copy of Articles of Amendment to the Articles of
            Incorporation of the Company ++
     (iii)  Copy of Amended and Restated By-Laws of the Company.++

 7.  Not Applicable.

 8.  (i)   Form of Fund Participation Agreement between INVESCO
           Variable Investment Funds, Inc., INVESCO Funds Group,
           Inc. and the Company.*

     (ii)  Form of Fund Participation Agreement between The Alger
           American Fund, Fred Alger and Company, Incorporated and the Company.*

     (iii) Form of Fund Participation Agreement between Van
           Eck Worldwide Insurance Trust, Van Eck Associates
           Corporation and the Company.*

     (iv)  Form of Fund Participation Agreement between Insurance
           Management Series, Federated Securities Corp. and the
           Company.*

     (v)   Form of Fund Participation Agreement between Lord
           Abbett Series Fund, Inc. and the Company.**

     (vi) Form of Fund Participation Agreement by and between American Century Investment Services, Inc. and Great American Reserve Insurance Company.***

    (vii) Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.***

   (viii) Form of Fund Participation Agreement between Rydex Variable Trust and the Company.++

   (ix)  Form of Fund Participation Agreement between Pioneer Variable Contracts

           Trust and the Company.+++


    (x) Form of Fund Participation Agreement between Seligman Portfolios, Inc. and the Company.#

    (xi) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc. and the Company.#


 9.  Opinion and Consent of Counsel.

10.  Consent of Independent Accountants.

11.  Not Applicable.

12.  Not Applicable.

13.  Calculation of Performance Information.

14.  Not Applicable.

15.  Company Organizational Chart.++

27.  Not Applicable.

     * Incorporated by reference to Registrant's Form N-4 as electronically filed on January 23, 1996.

    ** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 as electronically filed on January 29, 1997.

   *** Incorporated by reference to Great American Reserve Variable Annuity Account F, Pre-Effective Amendment No.1 to Form N-4, File Nos.
333-40309/811-08483, filed electronically on February 3, 1998 and Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-00373 and 811-07501) filed electronically on March 2, 2000.

   +Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-00373 and 811-07501) filed electronically on March 2, 2000.

   ++Incorporated by reference to Registrant's Post-Effective Amendment No. 5 (File No. 333-00373) filed electronically on April 28, 2000.

 +++Incorporated by reference to Registrant's Post-Effective Amendment

No. 6 (File No. 333-00373) filed electronically on December 29, 2000.

#Incorporated by reference to Registrant's Post-Effective Amendment No. 21 (File No. 33-2460) filed electronically on or about May 1, 2001.


ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following are the Executive Officers and Directors of the Company which are engaged directly or indirectly in activities relating to the Registrant or the Contracts offered by the Registrant:

Name and Principal   Position and Offices
  Business Address*     with Depositor
-------------------  ---------------------------------------

Ronald F. Ruhl          Director


John M. Howard       Director

David K. Herzog      Director, Executive Vice President, General Counsel
                     and Secretary

Thomas J. Kilian     Director and President

James S. Adams       Director, Senior Vice President, Chief Accounting
                     Officer and Treasurer

*The Principal business address for all officers and directors listed above is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Company organizational chart was filed as Exhibit 15 in Post-Effective Amendment No. 5 and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

     As of April 2, 2001, there were 84 non-qualified contract owners and 130 qualified contract owners.


ITEM 28.   INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that:

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than Registrant):

Conseco Variable Annuity Account C Conseco Variable Annuity Account E Conseco Variable Annuity Account F Conseco Variable Annuity Account H Conseco Variable Annuity Account I Conseco Fund Group Conseco Advisor Variable Annuity Account BMA Variable Life Account A Conseco Variable Account L
(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts and Certificates. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.


     Name and Principal        Positions and Offices
     Business Address          with Underwriter
     ------------------------  ---------------------------------------

     L. Gregory Gloeckner      President and Director

     William P. Kovacs         Vice President, General Counsel,
                             Secretary and Director

     James S. Adams            Senior Vice President, Chief Accounting
                               Officer, Treasurer and Director

     William T. Devanney, Jr.  Senior Vice President, Corporate
                               Taxes


     Donald B. Johnston        Vice President, Director Mutual Fund
                                Sales & Marketing

(c)   Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

Conseco Variable Life Insurance Company,11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts and Certificates described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, and State of Indiana on this 23 day of April, 2001.


                                CONSECO VARIABLE ANNUITY
                                ACCOUNT G
                                Registrant

                             By: Conseco Variable Insurance Company



                             By: /S/        THOMAS J. KILIAN
                                 --------------------------------------


                             CONSECO VARIABLE INSURANCE COMPANY
                             Depositor

                          By: /S/ THOMAS J. KILIAN
                             -------------------------------------

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                        Title                                  Date
- -----------                        -----                                  ----




/S/ RONALD F. RUHL                  Director                                 4/23/2001
---------------------------------                                           ------------
    Ronald F. Ruhl







/S/ THOMAS J. KILIAN                Director and President                    4/23/2001
--------------------------------    principal executive officer)             ------------
    Thomas J. Kilian



/S/ JAMES S. ADAMS                  Senior Vice President,                    4/23/2001
---------------------------------   Chief Accounting Officer and Treasurer   -------------
    James S. Adams                  and Director (principal financial
                                    officer and principal accounting officer)


/S/ DAVID K. HERZOG                                                           4/23/2001
---------------------------------   Director                                 -------------
    David K. Herzog


/S/ JOHN M. HOWARD                                                            4/23/2001
------------------------------      Director                                 -------------
    John M. Howard


                                    EXHIBITS

                                       TO

                          POST-EFFECTIVE AMENDMENT NO. 7

                                       TO

                                   FORM N-4

                                       FOR

                       CONSECO VARIABLE ANNUITY ACCOUNT G

                       CONSECO VARIABLE INSURANCE COMPANY

                                INDEX TO EXHIBITS

EXHIBIT                                                                 PAGE

EX-99.B9       Opinion of Consent of Counsel
EX-99.B10      Consent of Independent Accountants
EX-99.B13      Calculation of Performance Information